UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2010
Date of reporting period:	May 31, 2010

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 32.64%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.20%			Banks (continued)
General Dynamics Corp			Capital One Financial Corp
4.25%, 5/15/2013	$ 100	$ 108	5.70%, 9/15/2011	$ 50	$ 52
Lockheed Martin Corp			Citigroup Inc
5.50%, 11/15/2039	70	71	2.13%, 4/30/2012	250	255
Northrop Grumman Systems Corp			2.88%, 12/9/2011	250	258
7.75%, 2/15/2031	50	65	5.00%, 9/15/2014	100	99
United Technologies Corp			5.30%, 10/17/2012	200	207
4.50%, 4/15/2020	290	303	5.50%, 4/11/2013	100	103
5.70%, 4/15/2040	200	212	5.63%, 8/27/2012	100	103
6.13%, 7/15/2038	70	77	6.00%, 10/31/2033	60	51
		$ 836	6.01%, 1/15/2015	100	104
Agriculture - 0.34%			6.13%, 11/21/2017	200	204
Altria Group Inc			6.13%, 5/15/2018	100	102
9.25%, 8/6/2019	50	59	6.38%, 8/12/2014	60	63
9.70%, 11/10/2018	220	267	6.50%, 8/19/2013	50	53
9.95%, 11/10/2038	40	51	6.63%, 6/15/2032	50	47
10.20%, 2/6/2039	40	52	6.88%, 3/5/2038	100	101
Lorillard Tobacco Co			8.13%, 7/15/2039	100	114
8.13%, 6/23/2019	140	152	8.50%, 5/22/2019	500	586
8.13%, 5/1/2040	100	99	Credit Agricole SA/London
Philip Morris International Inc			3.50%, 4/13/2015(a)	50	49
4.50%, 3/26/2020	510	508	Credit Suisse AG
5.65%, 5/16/2018	100	109	5.40%, 1/14/2020	260	254
Reynolds American Inc			Credit Suisse/New York NY
7.63%, 6/1/2016	100	109	3.45%, 7/2/2012	230	237
		$ 1,406	5.00%, 5/15/2013	70	74
Automobile Asset Backed Securities - 0.08%			5.30%, 8/13/2019	100	103
Ford Credit Auto Owner Trust			5.50%, 5/1/2014	60	65
5.30%, 6/15/2012	210	219	Deutsche Bank AG/London
5.60%, 10/15/2012	90	95	2.38%, 1/11/2013	80	79
		$ 314	3.45%, 3/30/2015	305	301
Automobile Manufacturers - 0.08%			5.38%, 10/12/2012	100	107
Daimler Finance North America LLC			6.00%, 9/1/2017	60	64
5.75%, 9/8/2011	300	313	Discover Bank/Greenwood DE
			7.00%, 4/15/2020	100	99
Automobile Parts & Equipment - 0.06%			Export-Import Bank of Korea
Johnson Controls Inc			5.88%, 1/14/2015	90	96
5.00%, 3/30/2020	250	260	8.13%, 1/21/2014	50	57
			FleetBoston Financial Corp
Banks - 5.22%			6.88%, 1/15/2028	50	50
Ally Financial Inc			Goldman Sachs Group Inc/The
2.20%, 12/19/2012	250	255	1.63%, 7/15/2011	700	707
American Express Bank FSB			3.25%, 6/15/2012	300	313
3.15%, 12/9/2011	250	259	5.15%, 1/15/2014	150	155
American Express Centurion Bank			5.38%, 3/15/2020	100	97
5.55%, 10/17/2012	200	215	6.13%, 2/15/2033	50	47
Bank of America Corp			6.15%, 4/1/2018	50	51
2.10%, 4/30/2012	300	306	6.45%, 5/1/2036	200	182
3.13%, 6/15/2012	250	260	6.60%, 1/15/2012	50	53
4.50%, 4/1/2015	150	149	6.75%, 10/1/2037	280	262
4.88%, 1/15/2013	200	208	HSBC Holdings PLC
4.90%, 5/1/2013	100	104	5.25%, 12/12/2012	300	315
5.42%, 3/15/2017	150	146	6.50%, 5/2/2036	60	61
5.65%, 5/1/2018	500	503	6.50%, 9/15/2037	100	102
6.00%, 9/1/2017	340	348	JP Morgan Chase & Co
6.50%, 8/1/2016	100	107	2.13%, 6/22/2012	300	306
7.63%, 6/1/2019	100	114	3.13%, 12/1/2011	300	310
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY			4.65%, 6/1/2014	100	106
7.40%, 6/15/2011	60	63	4.95%, 3/25/2020	525	525
Barclays Bank PLC			5.25%, 5/1/2015	45	48
5.00%, 9/22/2016	160	158	5.38%, 10/1/2012	500	537
5.13%, 1/8/2020	100	95	6.00%, 1/15/2018	90	97
5.45%, 9/12/2012	100	106	6.30%, 4/23/2019	100	109
6.75%, 5/22/2019	300	320	6.40%, 5/15/2038	100	111
BB&T Corp			JP Morgan Chase Bank NA
3.85%, 7/27/2012	170	176	6.00%, 10/1/2017	110	118
6.85%, 4/30/2019	70	80	KeyBank NA
BNP Paribas			5.80%, 7/1/2014	50	53
3.25%, 3/11/2015	300	296
See accompanying notes			1

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
Korea Development Bank			Westpac Banking Corp (continued)
5.50%, 11/13/2012	$ 200 $	211	4.88%, 11/19/2019	$ 100	$ 100
Kreditanstalt fuer Wiederaufbau					$ 21,563
1.25%, 6/15/2012	200	200	Beverages - 0.44%
1.88%, 1/14/2013	100	101	Anheuser-Busch Cos Inc
1.88%, 3/8/2013	100	101	5.50%, 1/15/2018	50	54
2.25%, 4/16/2012	150	153	Anheuser-Busch InBev Worldwide Inc
2.63%, 3/3/2015	100	100	2.50%, 3/26/2013(a)	75	75
2.75%, 10/21/2014	150	152	3.00%, 10/15/2012	50	51
3.25%, 3/15/2013	300	313	4.13%, 1/15/2015	10	10
3.75%, 6/27/2011	100	103	5.00%, 4/15/2020(a)	150	152
4.00%, 1/27/2020	80	82	5.38%, 1/15/2020	265	277
4.38%, 3/15/2018	70	75	Bottling Group LLC
4.50%, 7/16/2018	100	107	6.95%, 3/15/2014	100	117
4.88%, 6/17/2019	100	110	Coca-Cola Co/The
Landesbank Baden-Wuerttemberg/New York			5.35%, 11/15/2017	50	56
6.35%, 4/1/2012	140	151	Coca-Cola Enterprises Inc
Landwirtschaftliche Rentenbank			6.95%, 11/15/2026	60	72
1.88%, 9/24/2012	100	101	Diageo Capital PLC
3.13%, 7/15/2015	100	102	4.83%, 7/15/2020(b)	200	204
4.13%, 7/15/2013	100	107	Diageo Finance BV
Morgan Stanley			3.25%, 1/15/2015	160	163
3.25%, 12/1/2011	250	259	Dr Pepper Snapple Group Inc
4.10%, 1/26/2015	50	48	2.35%, 12/21/2012	15	15
4.20%, 11/20/2014	50	48	6.82%, 5/1/2018	142	166
4.75%, 4/1/2014	260	258	PepsiCo Inc/NC
5.30%, 3/1/2013	50	52	3.10%, 1/15/2015	90	92
5.50%, 1/26/2020	160	152	4.50%, 1/15/2020	200	208
5.63%, 9/23/2019	215	206	7.90%, 11/1/2018	80	103
6.00%, 5/13/2014	50	52			$ 1,815
6.00%, 4/28/2015	140	144	Biotechnology - 0.06%
6.63%, 4/1/2018	220	226	Amgen Inc
7.25%, 4/1/2032	60	66	5.70%, 2/1/2019	50	57
7.30%, 5/13/2019	330	347	5.85%, 6/1/2017	110	125
Oesterreichische Kontrollbank AG			6.40%, 2/1/2039	50	56
1.75%, 3/11/2013	400	401			$ 238
3.13%, 10/14/2011	150	155	Building Materials - 0.06%
PNC Funding Corp			CRH America Inc
5.13%, 2/8/2020	100	101	6.95%, 3/15/2012	100	108
6.70%, 6/10/2019	100	113	Lafarge SA
Regions Financial Corp			6.50%, 7/15/2016	120	124
7.75%, 11/10/2014	70	74			$ 232
Royal Bank of Canada			Chemicals - 0.20%
2.10%, 7/29/2013	100	101	Dow Chemical Co/The
Royal Bank of Scotland Group PLC			4.85%, 8/15/2012	100	105
6.40%, 10/21/2019	60	59	5.90%, 2/15/2015	115	124
Sovereign Bank			8.55%, 5/15/2019	80	95
5.13%, 3/15/2013	60	59	9.40%, 5/15/2039	100	131
SunTrust Bank/Atlanta GA			EI du Pont de Nemours & Co
5.00%, 9/1/2015	90	91	4.63%, 1/15/2020	100	104
UBS AG/Stamford CT			Mosaic Co/The
3.88%, 1/15/2015	520	518	7.38%, 12/1/2014(a)	100	106
US Bank NA/Cincinnati OH			Potash Corp of Saskatchewan Inc
6.30%, 2/4/2014	100	113	5.25%, 5/15/2014	100	110
Wachovia Bank NA			Sherwin-Williams Co/The
6.00%, 11/15/2017	600	650	3.13%, 12/15/2014	45	46
6.60%, 1/15/2038	50	52			$ 821
Wachovia Corp
5.50%, 5/1/2013	100	108	Commercial Services - 0.09%
5.75%, 2/1/2018	200	214	RR Donnelley & Sons Co
Wells Fargo & Co			4.95%, 4/1/2014	110	112
			Western Union Co/The
3.00%, 12/9/2011	250	258	5.25%, 4/1/2020(a)	100	104
3.63%, 4/15/2015	445	450
3.75%, 10/1/2014	100	102	6.50%, 2/26/2014	70	80
4.38%, 1/31/2013	100	105	Yale University
5.25%, 10/23/2012	100	107	2.90%, 10/15/2014	100	103
6.38%, 8/1/2011	300	313			$ 399
Westpac Banking Corp
4.20%, 2/27/2015	120	122
See accompanying notes			2

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Computers - 0.22%			Diversified Financial Services (continued)
Affiliated Computer Services Inc			General Electric Capital Corp (continued)
5.20%, 6/1/2015	$ 200 $	210	5.88%, 1/14/2038	$ 135 $	126
Dell Inc			6.00%, 6/15/2012	170	182
5.63%, 4/15/2014	100	111	6.00%, 8/7/2019	205	217
Hewlett-Packard Co			6.15%, 8/7/2037	200	193
4.25%, 2/24/2012	100	105	6.75%, 3/15/2032	150	156
6.13%, 3/1/2014	60	68	6.88%, 1/10/2039	80	85
International Business Machines Corp			Goldman Sachs Capital I
5.60%, 11/30/2039	60	63	6.35%, 2/15/2034	110	94
5.70%, 9/14/2017	200	228	HSBC Finance Corp
7.63%, 10/15/2018	100	126	5.00%, 6/30/2015	150	155
	$ 911		IBM International Group Capital LLC
Consumer Products - 0.07%			5.05%, 10/22/2012	100	108
Avery Dennison Corp			Jefferies Group Inc
5.38%, 4/15/2020	100	105	8.50%, 7/15/2019	50	56
Fortune Brands Inc			JP Morgan Chase Capital XXV
5.38%, 1/15/2016	60	64	6.80%, 10/1/2037	60	58
Kimberly-Clark Corp			Merrill Lynch & Co Inc
7.50%, 11/1/2018	70	87	6.05%, 5/16/2016	560	567
	$ 256		6.88%, 4/25/2018	100	103
Cosmetics & Personal Care - 0.08%			MUFG Capital Finance 1 Ltd
Procter & Gamble Co			6.35%, 7/25/2049(c)	100	89
4.70%, 2/15/2019	300	320	NASDAQ OMX Group Inc/The
			4.00%, 1/15/2015	200	201
Credit Card Asset Backed Securities - 0.15%			National Rural Utilities Cooperative Finance Corp
Chase Issuance Trust			3.88%, 9/16/2015	500	520
5.12%, 10/15/2014(c)	100	108	7.25%, 3/1/2012	120	132
Citibank Credit Card Issuance Trust			10.38%, 11/1/2018	70	95
2.25%, 12/23/2014	180	182	Nomura Holdings Inc
5.30%, 3/15/2018	300	334	6.70%, 3/4/2020	505	520
	$ 624		SLM Corp
Diversified Financial Services - 2.22%			5.00%, 10/1/2013	30	28
American Express Co			8.00%, 3/25/2020	100	89
5.25%, 9/12/2011	200	208	8.45%, 6/15/2018	100	91
7.00%, 3/19/2018	210	239		$ 9,179
American Express Credit Corp			Electric - 1.57%
5.13%, 8/25/2014	250	267	Allegheny Energy Supply Co LLC
Bear Stearns Cos LLC/The			8.25%, 4/15/2012(a),(c)	100	110
6.40%, 10/2/2017	499	548	Appalachian Power Co
6.95%, 8/10/2012	100	110	7.00%, 4/1/2038	80	91
7.25%, 2/1/2018	60	68	Baltimore Gas & Electric Co
BlackRock Inc			5.90%, 10/1/2016	90	102
3.50%, 12/10/2014	150	153	CenterPoint Energy Houston Electric LLC
5.00%, 12/10/2019	100	104	7.00%, 3/1/2014	130	149
Boeing Capital Corp			Commonwealth Edison Co
4.70%, 10/27/2019	130	136	5.80%, 3/15/2018	50	55
6.50%, 2/15/2012	100	109	Consolidated Edison Co of New York Inc
BP Capital Markets PLC			6.75%, 4/1/2038	100	116
3.88%, 3/10/2015	60	60	Constellation Energy Group Inc
4.75%, 3/10/2019	100	100	4.55%, 6/15/2015	60	63
5.25%, 11/7/2013	60	64	Consumers Energy Co
Capital One Capital V			5.50%, 8/15/2016	585	639
10.25%, 8/15/2039	60	64	Dominion Resources Inc/VA
Capital One Capital VI			8.88%, 1/15/2019	100	128
8.88%, 5/15/2040	20	21	Duke Energy Carolinas LLC
Caterpillar Financial Services Corp			5.30%, 10/1/2015	600	672
7.15%, 2/15/2019	140	169	5.30%, 2/15/2040	50	50
Citigroup Funding Inc			Duke Energy Corp
1.38%, 5/5/2011	900	906	3.35%, 4/1/2015	300	305
1.88%, 10/22/2012	250	253	3.95%, 9/15/2014	25	26
Countrywide Financial Corp			Exelon Generation Co LLC
6.25%, 5/15/2016	220	226	6.25%, 10/1/2039	60	62
General Electric Capital Corp			FirstEnergy Corp
2.13%, 12/21/2012	250	255	7.38%, 11/15/2031	100	103
2.20%, 6/8/2012	250	256	FirstEnergy Solutions Corp
2.80%, 1/8/2013	200	202	6.05%, 8/15/2021	60	60
3.00%, 12/9/2011	300	310	6.80%, 8/15/2039	70	67
5.25%, 10/19/2012	100	106	Florida Power & Light Co
5.50%, 1/8/2020	370	380	5.63%, 4/1/2034	100	104
See accompanying notes			3

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Finance - Mortgage Loan/Banker (continued)
Florida Power & Light Co (continued)			Fannie Mae (continued)
5.69%, 3/1/2040	$ 190 $	198	1.30%, 5/25/2012(b)	$ 250 $	251
Florida Power Corp			1.50%, 6/1/2012(b)	250	250
4.55%, 4/1/2020	300	306	1.63%, 11/5/2012(b)	100	100
5.65%, 4/1/2040	100	103	1.75%, 8/10/2012	250	254
6.40%, 6/15/2038	60	68	1.75%, 5/7/2013	250	252
Georgia Power Co			1.80%, 2/8/2013	150	151
4.25%, 12/1/2019	300	306	1.80%, 3/15/2013	150	151
6.00%, 9/1/2040	100	97	1.80%, 3/25/2013	100	100
KCP&L Greater Missouri Operations Co			1.85%, 1/29/2013	250	250
11.88%, 7/1/2012	40	46	2.00%, 1/9/2012	250	255
Midamerican Energy Holdings Co			2.00%, 2/19/2013	250	251
6.13%, 4/1/2036	110	114	2.00%, 3/1/2013	150	150
National Grid PLC			2.00%, 4/8/2013	250	250
6.30%, 8/1/2016	160	180	2.00%, 5/10/2013(b)	250	251
Nevada Power Co			2.00%, 6/24/2013(b)	100	100
7.13%, 3/15/2019	50	58	2.50%, 5/15/2014	200	204
Nisource Finance Corp			2.63%, 11/20/2014	500	511
5.40%, 7/15/2014	115	123	2.75%, 2/5/2014	500	517
6.40%, 3/15/2018	60	65	2.75%, 3/13/2014	1,000	1,032
Northern States Power Co/MN			2.88%, 12/11/2013	280	291
5.25%, 3/1/2018	160	175	3.00%, 7/28/2014	1,042	1,055
5.35%, 11/1/2039	20	20	3.00%, 3/9/2015	200	201
Oncor Electric Delivery Co LLC			3.22%, 1/27/2016	250	251
6.80%, 9/1/2018	80	92	3.88%, 7/12/2013	250	268
Pacific Gas & Electric Co			4.38%, 9/15/2012	250	268
6.05%, 3/1/2034	100	104	4.38%, 3/15/2013	250	270
PacifiCorp			4.63%, 5/1/2013	1,000	1,075
5.65%, 7/15/2018	40	44	5.00%, 3/15/2016	250	281
6.25%, 10/15/2037	10	11	5.00%, 2/13/2017	250	280
Pepco Holdings Inc			5.38%, 6/12/2017	250	286
6.45%, 8/15/2012	100	109	5.99%, 6/21/2027	25	26
Progress Energy Inc			6.13%, 3/15/2012	250	273
7.75%, 3/1/2031	30	36	6.63%, 11/15/2030	200	251
Puget Sound Energy Inc			7.13%, 1/15/2030	275	362
5.80%, 3/15/2040	200	204	7.25%, 5/15/2030	200	266
San Diego Gas & Electric Co			Federal Farm Credit Bank
5.35%, 5/15/2040(b)	300	304	1.88%, 12/7/2012	509	516
Southern California Edison Co			3.88%, 10/7/2013	617	662
5.50%, 3/15/2040	400	408	Federal Home Loan Banks
5.95%, 2/1/2038	30	33	1.00%, 12/28/2011	500	502
Southwestern Electric Power Co			1.30%, 4/5/2012	100	100
6.20%, 3/15/2040	200	201	1.35%, 4/9/2012	200	200
TransAlta Corp			1.63%, 7/27/2011	250	253
6.50%, 3/15/2040	100	104	1.63%, 11/21/2012	250	252
Virginia Electric and Power Co			1.75%, 8/22/2012	250	254
8.88%, 11/15/2038	40	55	3.38%, 6/24/2011	250	257
	$ 6,466		3.63%, 9/16/2011	450	467
Electrical Components & Equipment - 0.03%			3.63%, 10/18/2013	250	266
Emerson Electric Co			4.50%, 11/15/2012	250	270
4.88%, 10/15/2019	100	108	4.75%, 12/16/2016	250	277
			4.88%, 11/18/2011	250	265
Electronics - 0.03%			4.88%, 5/17/2017	250	279
Agilent Technologies Inc			5.00%, 11/17/2017	250	280
6.50%, 11/1/2017	60	67	5.13%, 8/14/2013	250	278
Koninklijke Philips Electronics NV			5.25%, 6/18/2014	250	282
5.75%, 3/11/2018	40	45	5.38%, 8/19/2011	250	264
	$ 112		5.38%, 5/18/2016	300	344
Environmental Control - 0.09%			5.50%, 8/13/2014	250	286
Republic Services Inc			5.50%, 7/15/2036	200	220
5.50%, 9/15/2019(a)	55	58	5.75%, 5/15/2012	250	273
6.20%, 3/1/2040(a)	230	238	Freddie Mac
Waste Management Inc			1.00%, 11/18/2011(b)	150	150
7.00%, 7/15/2028	60	68	1.00%, 12/22/2011	100	100
	$ 364		1.13%, 12/15/2011	250	251
Finance - Mortgage Loan/Banker - 6.59%			1.13%, 3/2/2012	60	60
			1.40%, 6/15/2012(b)	100	100
Fannie Mae
1.00%, 11/23/2011	250	251	1.50%, 7/30/2012	250	250
1.25%, 4/5/2012	100	100	1.75%, 6/15/2012	250	254
See accompanying notes			4

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Healthcare - Products (continued)
Freddie Mac (continued)			Medtronic Inc
1.80%, 2/25/2013	$ 200 $	201	4.45%, 3/15/2020	$ 400 $	412
2.00%, 5/3/2013	250	251	Stryker Corp
2.13%, 3/23/2012	300	307	4.38%, 1/15/2020	100	103
2.13%, 9/21/2012	250	255		$ 807
2.13%, 8/26/2013	200	201	Healthcare - Services - 0.09%
2.13%, 10/29/2013	50	51	Aetna Inc
2.50%, 4/23/2014	200	204	6.63%, 6/15/2036	20	22
2.88%, 2/9/2015	500	512	6.75%, 12/15/2037	50	56
3.00%, 2/2/2015	200	201	Quest Diagnostics Inc
3.05%, 4/9/2015	100	100	5.45%, 11/1/2015	70	77
3.75%, 3/27/2019	250	254	Quest Diagnostics Inc/DE
4.13%, 12/21/2012	250	267	4.75%, 1/30/2020	15	15
4.13%, 9/27/2013	250	270	UnitedHealth Group Inc
4.50%, 1/15/2013	300	325	6.88%, 2/15/2038	50	55
4.50%, 1/15/2014	250	274	WellPoint Inc
4.75%, 11/17/2015	250	277	5.25%, 1/15/2016	130	138
4.75%, 1/22/2020	150	151		$ 363
4.88%, 6/13/2018	325	359	Insurance - 0.76%
5.00%, 7/15/2014	250	280	ACE INA Holdings Inc
5.00%, 4/23/2025	150	149	5.88%, 6/15/2014	100	111
5.13%, 7/15/2012	1,000	1,087	Aegon NV
5.13%, 10/18/2016	250	282	4.63%, 12/1/2015	90	92
5.13%, 11/17/2017	200	225	Aflac Inc
5.25%, 7/18/2011	200	210	8.50%, 5/15/2019	50	59
5.25%, 4/18/2016	200	227	American International Group Inc
5.50%, 7/18/2016	250	288	8.25%, 8/15/2018	140	136
5.75%, 1/15/2012	200	216	AON Corp
6.25%, 7/15/2032	200	243	8.21%, 1/1/2027	20	21
	$ 27,214		Berkshire Hathaway Finance Corp
Food - 0.51%			5.75%, 1/15/2040	60	60
ConAgra Foods Inc			Berkshire Hathaway Inc
5.88%, 4/15/2014	120	134	3.20%, 2/11/2015	160	164
General Mills Inc			Chubb Corp
5.25%, 8/15/2013	700	770	6.50%, 5/15/2038	40	44
HJ Heinz Finance Co			Fidelity National Financial Inc
6.75%, 3/15/2032	100	113	6.60%, 5/15/2017(b)	200	200
Kellogg Co			Genworth Financial Inc
5.13%, 12/3/2012	20	22	5.75%, 6/15/2014	80	79
Kraft Foods Inc			Hartford Financial Services Group Inc
4.13%, 2/9/2016	50	52	5.25%, 10/15/2011	200	205
5.38%, 2/10/2020	215	223	6.00%, 1/15/2019	70	69
6.25%, 6/1/2012	55	60	6.63%, 3/30/2040	100	91
6.50%, 2/9/2040	220	234	Liberty Mutual Group Inc
6.75%, 2/19/2014	170	194	7.25%, 9/1/2012(a)	3	3
7.00%, 8/11/2037	40	45	Lincoln National Corp
Kroger Co/The			5.65%, 8/27/2012	145	153
6.15%, 1/15/2020	50	57	8.75%, 7/1/2019	50	62
6.40%, 8/15/2017	70	80	Marsh & McLennan Cos Inc
Safeway Inc			5.38%, 7/15/2014	90	95
6.25%, 3/15/2014	90	101	MetLife Inc
	$ 2,085		6.13%, 12/1/2011	200	212
Forest Products & Paper - 0.05%			7.72%, 2/15/2019	100	116
International Paper Co			PartnerRe Finance B LLC
7.30%, 11/15/2039	100	107	5.50%, 6/1/2020	100	94
7.50%, 8/15/2021	30	34	Protective Life Corp
9.38%, 5/15/2019	60	75	8.45%, 10/15/2039	200	208
	$ 216		Prudential Financial Inc
Gas - 0.01%			4.75%, 9/17/2015	200	206
Sempra Energy			5.10%, 9/20/2014	110	117
6.00%, 10/15/2039	50	51	6.63%, 12/1/2037	60	63
			Transatlantic Holdings Inc
Healthcare - Products - 0.20%			5.75%, 12/14/2015	70	71
Baxter International Inc			Travelers Cos Inc/The
5.90%, 9/1/2016	70	81	6.25%, 6/15/2037	50	54
Covidien International Finance SA			Validus Holdings Ltd
6.00%, 10/15/2017	90	102	8.88%, 1/26/2040	200	212
Johnson & Johnson			WR Berkley Corp
5.15%, 8/15/2012	100	109	6.25%, 2/15/2037	115	105
See accompanying notes			5

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Mining (continued)
XL Capital Ltd			Barrick Australian Finance Pty Ltd
5.25%, 9/15/2014	$ 50 $	53	4.95%, 1/15/2020	$ 235 $	240
	$ 3,155		5.95%, 10/15/2039	50	50
Investment Companies - 0.01%			BHP Billiton Finance USA Ltd
Reed Elsevier Capital Inc			6.50%, 4/1/2019	90	105
7.75%, 1/15/2014	40	46	Freeport-McMoRan Copper & Gold Inc
			8.38%, 4/1/2017	100	109
Iron & Steel - 0.05%			Newmont Mining Corp
ArcelorMittal			5.13%, 10/1/2019	200	205
5.38%, 6/1/2013	50	52	6.25%, 10/1/2039	30	30
9.85%, 6/1/2019	70	85	Rio Tinto Finance USA Ltd
Nucor Corp			6.50%, 7/15/2018	15	17
5.75%, 12/1/2017	50	56	7.13%, 7/15/2028	50	56
	$ 193		8.95%, 5/1/2014	130	156
Machinery - Diversified - 0.04%			9.00%, 5/1/2019	325	411
Deere & Co			Southern Copper Corp
4.38%, 10/16/2019	120	125	5.38%, 4/16/2020	100	99
Roper Industries Inc			Teck Resources Ltd
6.63%, 8/15/2013	50	56	9.75%, 5/15/2014	100	118
	$ 181		10.25%, 5/15/2016	100	117
Media - 0.95%			10.75%, 5/15/2019	100	120
CBS Corp			Vale Overseas Ltd
5.75%, 4/15/2020	100	102	5.63%, 9/15/2019	120	123
7.88%, 7/30/2030	60	66	6.88%, 11/21/2036	153	152
Comcast Corp			Xstrata Canada Corp
5.15%, 3/1/2020	680	699	7.25%, 7/15/2012	100	108
6.40%, 3/1/2040	75	79		$ 2,266
6.45%, 3/15/2037	135	141	Miscellaneous Manufacturing - 0.20%
6.95%, 8/15/2037	90	100	GE Capital Trust I
COX Communications Inc			6.38%, 11/15/2067	60	55
5.45%, 12/15/2014	15	16	General Electric Co
DirecTV Holdings LLC			5.00%, 2/1/2013	110	118
3.55%, 3/15/2015(a)	385	385	Honeywell International Inc
5.20%, 3/15/2020(a)	60	61	5.70%, 3/15/2037	50	54
DirecTV Holdings LLC / DirecTV Financing Co			Ingersoll-Rand Global Holding Co Ltd
Inc			9.50%, 4/15/2014	40	49
5.88%, 10/1/2019	100	106	Textron Inc
Historic TW Inc			6.20%, 3/15/2015	35	38
6.88%, 6/15/2018	100	115	Tyco Electronics Group SA
McGraw-Hill Cos Inc/The			6.00%, 10/1/2012	225	243
6.55%, 11/15/2037	200	220	6.55%, 10/1/2017	50	57
News America Holdings Inc			7.13%, 10/1/2037	30	33
9.25%, 2/1/2013	100	116	Tyco International Finance SA
News America Inc			4.13%, 10/15/2014	15	16
5.65%, 8/15/2020	200	217	8.50%, 1/15/2019	50	64
6.20%, 12/15/2034	45	46	Tyco International Ltd / Tyco International Finance
6.40%, 12/15/2035	100	105	SA
Thomson Reuters Corp			6.88%, 1/15/2021	80	94
5.70%, 10/1/2014	90	100		$ 821
5.85%, 4/15/2040	100	101	Mortgage Backed Securities - 3.16%
Time Warner Cable Inc			Banc of America Commercial Mortgage Inc
5.40%, 7/2/2012	40	43	4.76%, 11/10/2039	150	153
6.75%, 6/15/2039	100	107	5.89%, 7/10/2044	60	60
8.25%, 4/1/2019	100	122	6.18%, 2/10/2051(c)	160	162
8.75%, 2/14/2019	190	237	Bear Stearns Commercial Mortgage Securities
Time Warner Entertainment Co LP			5.72%, 9/11/2038(c)	385	400
8.38%, 7/15/2033	70	85	5.79%, 10/11/2014	1,000	1,056
Time Warner Inc			Citigroup Commercial Mortgage Trust
4.88%, 3/15/2020	165	164	6.09%, 12/10/2049(c)	35	35
6.20%, 3/15/2040	200	201	Citigroup/Deutsche Bank Commercial Mortgage
6.50%, 11/15/2036	80	83	Trust
Viacom Inc			5.62%, 10/15/2048	320	320
6.88%, 4/30/2036	60	65	Commercial Mortgage Loan Trust
Walt Disney Co/The			6.02%, 9/10/2017(c)	345	332
6.38%, 3/1/2012	50	54	Commercial Mortgage Pass Through Certificates
	$ 3,936		5.82%, 12/10/2049(c)	500	503
Mining - 0.55%			Credit Suisse First Boston Mortgage Securities
Alcoa Inc			Corp
6.50%, 6/15/2018	50	50	4.72%, 3/15/2035	750	766
See accompanying notes			6

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Credit Suisse First Boston Mortgage Securities			Devon Energy Corp
Corp (continued)			7.95%, 4/15/2032	$ 60 $	76
4.83%, 11/15/2037	$ 800 $	815	EnCana Corp
5.01%, 1/15/2012	1,000	1,023	6.50%, 2/1/2038	60	63
6.13%, 4/15/2037	500	529	EOG Resources Inc
Credit Suisse Mortgage Capital Certificates			4.40%, 6/1/2020(b)	200	202
5.42%, 2/15/2040	150	96	6.13%, 10/1/2013	100	113
5.80%, 8/15/2016(c)	500	511	Hess Corp
5.82%, 6/15/2038(c)	225	228	8.13%, 2/15/2019	100	124
First Union National Bank Commercial Mortgage			Marathon Oil Corp
Securities Inc			6.60%, 10/1/2037	30	32
6.14%, 2/12/2034	143	150	7.50%, 2/15/2019	80	93
GE Capital Commercial Mortgage Corp			Nexen Inc
4.94%, 7/10/2045	150	157	6.40%, 5/15/2037	50	50
4.97%, 8/11/2036	25	26	7.50%, 7/30/2039	60	68
5.33%, 11/10/2045(c)	100	104	Occidental Petroleum Corp
5.42%, 12/10/2049	170	174	7.00%, 11/1/2013	100	116
Greenwich Capital Commercial Funding Corp			Pemex Project Funding Master Trust
5.44%, 3/10/2039(c)	145	140	5.75%, 3/1/2018	50	51
JP Morgan Chase Commercial Mortgage Securities			6.63%, 6/15/2035	10	10
Corp			Petrobras International Finance Co
5.17%, 11/12/2012	150	157	5.75%, 1/20/2020	6	6
5.28%, 5/15/2047	96	99	6.88%, 1/20/2040	100	100
5.34%, 5/15/2047	1,090	1,048	7.88%, 3/15/2019	152	172
5.42%, 2/15/2017	500	468	Petro-Canada
5.44%, 5/15/2045(c)	65	58	6.80%, 5/15/2038	50	54
5.72%, 11/15/2017	20	19	Petroleos Mexicanos
LB Commercial Conduit Mortgage Trust			4.88%, 3/15/2015(a)	11	11
5.95%, 7/15/2044(c)	245	235	8.00%, 5/3/2019	80	92
LB-UBS Commercial Mortgage Trust			SeaRiver Maritime Inc
5.66%, 3/15/2039	500	510	0.00%, 9/1/2012(d),(e)	140	133
Merrill Lynch Mortgage Trust			Shell International Finance BV
5.83%, 6/12/2017(c)	300	296	4.38%, 3/25/2020	100	101
Morgan Stanley Capital I			5.50%, 3/25/2040	100	100
4.70%, 7/15/2056	325	334	6.38%, 12/15/2038	170	193
5.36%, 3/15/2044(c)	390	375	Statoil ASA
5.39%, 3/12/2044(c)	1,000	1,020	5.25%, 4/15/2019	90	98
5.62%, 4/12/2049(c)	80	75	Suncor Energy Inc
5.73%, 10/15/2042(c)	100	104	6.50%, 6/15/2038	90	94
Wachovia Bank Commercial Mortgage Trust			6.85%, 6/1/2039	20	22
5.63%, 10/15/2048	65	32	Sunoco Logistics Partners Operations LP
5.68%, 5/15/2046(c)	350	336	5.50%, 2/15/2020	180	185
5.80%, 7/15/2045	145	127	Total Capital SA
	$ 13,033		4.25%, 12/15/2021	200	200
Office & Business Equipment - 0.06%			Transocean Inc
Xerox Corp			6.00%, 3/15/2018	100	102
4.25%, 2/15/2015	40	41	Valero Energy Corp
5.50%, 5/15/2012	65	69	4.50%, 2/1/2015	30	31
5.63%, 12/15/2019	15	16	6.13%, 2/1/2020	150	152
8.25%, 5/15/2014	110	128	7.50%, 4/15/2032	60	61
	$ 254		XTO Energy Inc
Oil & Gas - 1.12%			6.10%, 4/1/2036	150	167
Anadarko Petroleum Corp			6.50%, 12/15/2018	180	211
5.95%, 9/15/2016	95	101	6.75%, 8/1/2037	100	119
6.20%, 3/15/2040	100	92		$ 4,665
6.45%, 9/15/2036	100	95	Oil & Gas Services - 0.05%
Canadian Natural Resources Ltd			Baker Hughes Inc
5.70%, 5/15/2017	65	71	7.50%, 11/15/2018	50	60
6.25%, 3/15/2038	50	52	Halliburton Co
Cenovus Energy Inc			7.45%, 9/15/2039	40	47
4.50%, 9/15/2014(a)	165	174	Weatherford International Ltd
5.70%, 10/15/2019(a)	40	42	6.00%, 3/15/2018	50	53
Chevron Corp			9.63%, 3/1/2019	40	49
3.95%, 3/3/2014	100	106		$ 209
ConocoPhillips			Other Asset Backed Securities - 0.05%
6.00%, 1/15/2020	300	342	PSE&G Transition Funding LLC
6.50%, 2/1/2039	60	69	6.61%, 6/15/2013	200	221
ConocoPhillips Holding Co
6.95%, 4/15/2029	100	119
See accompanying notes			7

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pharmaceuticals - 0.55%			Regional Authority - 0.36%
Abbott Laboratories			New Jersey Economic Development Authority
5.13%, 4/1/2019	$ 80 $	86	0.00%, 2/15/2023(d),(e)	$ 200 $	96
5.88%, 5/15/2016	59	68	Province of British Columbia Canada
6.00%, 4/1/2039	100	108	6.50%, 1/15/2026	70	84
AstraZeneca PLC			Province of Manitoba Canada
6.45%, 9/15/2037	60	68	2.63%, 7/15/2015(b)	300	301
Bristol-Myers Squibb Co			Province of Nova Scotia Canada
5.88%, 11/15/2036	50	54	5.13%, 1/26/2017	160	179
Eli Lilly & Co			Province of Ontario Canada
4.20%, 3/6/2014	100	108	1.88%, 11/19/2012	160	161
5.20%, 3/15/2017	40	44	4.10%, 6/16/2014	380	405
GlaxoSmithKline Capital Inc			4.40%, 4/14/2020	200	205
4.85%, 5/15/2013	150	164	Province of Quebec Canada
6.38%, 5/15/2038	70	79	7.50%, 9/15/2029	50	66
Medco Health Solutions Inc				$ 1,497
7.13%, 3/15/2018	60	70	REITS - 0.37%
Merck & Co Inc			BioMed Realty LP
5.00%, 6/30/2019	100	108	6.13%, 4/15/2020(a)	25	26
6.55%, 9/15/2037	40	48	Boston Properties LP
Novartis Capital Corp			5.63%, 11/15/2020	100	102
2.90%, 4/24/2015	300	306	6.25%, 1/15/2013	17	19
4.13%, 2/10/2014	50	53	ERP Operating LP
4.40%, 4/24/2020	300	310	5.20%, 4/1/2013	50	53
Novartis Securities Investment Ltd			HCP Inc
5.13%, 2/10/2019	50	55	6.70%, 1/30/2018	60	63
Pfizer Inc			Health Care REIT Inc
6.20%, 3/15/2019	90	105	6.13%, 4/15/2020	200	205
7.20%, 3/15/2039	90	111	ProLogis
Watson Pharmaceuticals Inc			6.88%, 3/15/2020	260	249
5.00%, 8/15/2014	25	26	7.38%, 10/30/2019	50	49
6.13%, 8/15/2019	50	54	Simon Property Group LP
Wyeth			5.65%, 2/1/2020	100	103
5.95%, 4/1/2037	200	216	6.75%, 5/15/2014	170	189
	$ 2,241		10.35%, 4/1/2019	50	65
Pipelines - 0.42%			UDR Inc
Enbridge Energy Partners LP			5.25%, 1/15/2015	170	175
5.20%, 3/15/2020	35	35	Vornado Realty LP
9.88%, 3/1/2019	40	52	4.25%, 4/1/2015	200	200
Energy Transfer Partners LP				$ 1,498
6.70%, 7/1/2018	20	21	Retail - 0.71%
9.00%, 4/15/2019	50	59	Costco Wholesale Corp
Enterprise Products Operating LLC			5.30%, 3/15/2012	100	107
6.13%, 10/15/2039	45	43	CVS Caremark Corp
6.45%, 9/1/2040(b)	300	299	5.75%, 8/15/2011	280	294
6.50%, 1/31/2019	45	49	6.13%, 9/15/2039	215	221
6.88%, 3/1/2033	60	62	6.60%, 3/15/2019	50	57
Kinder Morgan Energy Partners LP			Darden Restaurants Inc
6.50%, 9/1/2039	50	49	6.80%, 10/15/2037(c)	105	115
6.95%, 1/15/2038	50	51	Home Depot Inc
ONEOK Partners LP			5.40%, 3/1/2016	90	98
8.63%, 3/1/2019	80	98	5.88%, 12/16/2036	50	49
Plains All American Pipeline LP / PAA Finance			Lowe's Cos Inc
Corp			4.63%, 4/15/2020	300	312
5.75%, 1/15/2020	60	61	6.65%, 9/15/2037	50	58
Southern Natural Gas Co			McDonald's Corp
5.90%, 4/1/2017(a),(c)	50	52	5.35%, 3/1/2018	140	156
Spectra Energy Capital LLC			6.30%, 10/15/2037	50	57
6.25%, 2/15/2013	70	76	Nordstrom Inc
TransCanada PipeLines Ltd			6.25%, 1/15/2018	50	56
6.50%, 8/15/2018	90	102	Staples Inc
7.25%, 8/15/2038	200	232	9.75%, 1/15/2014	150	184
7.63%, 1/15/2039	50	60	Target Corp
Williams Cos Inc/The			6.00%, 1/15/2018	80	92
7.50%, 1/15/2031	70	74	7.00%, 1/15/2038	50	60
Williams Partners LP			Walgreen Co
3.80%, 2/15/2015(a)	100	100	5.25%, 1/15/2019	120	132
6.30%, 4/15/2040(a)	170	166	Wal-Mart Stores Inc
	$ 1,741		4.13%, 2/1/2019	400	414
			5.63%, 4/1/2040	150	156
See accompanying notes			8

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Retail (continued)			Sovereign (continued)
Wal-Mart Stores Inc (continued)			South Africa Government International Bond
6.20%, 4/15/2038	$ 100 $	112	(continued)
6.50%, 8/15/2037	50	58	7.38%, 4/25/2012	$ 150 $	163
Yum! Brands Inc			Svensk Exportkredit AB
6.25%, 3/15/2018	115	128	5.13%, 3/1/2017	70	79
6.88%, 11/15/2037	50	56	United Mexican States
	$ 2,972		5.95%, 3/19/2019	72	78
Semiconductors - 0.08%				$ 5,833
National Semiconductor Corp			Supranational Bank - 1.00%
3.95%, 4/15/2015	350	351	African Development Bank
			1.63%, 2/11/2013	200	199
Software - 0.32%			Asian Development Bank
Adobe Systems Inc			2.63%, 2/9/2015	100	101
4.75%, 2/1/2020	200	201	3.63%, 9/5/2013	100	106
Fiserv Inc			5.82%, 6/16/2028	60	66
6.13%, 11/20/2012	180	197	6.38%, 10/1/2028	200	236
Microsoft Corp			Corp Andina de Fomento
2.95%, 6/1/2014	100	104	5.75%, 1/12/2017	80	86
4.20%, 6/1/2019	450	474	Council Of Europe Development Bank
Oracle Corp			2.75%, 2/10/2015	100	101
5.00%, 7/8/2019	190	204	European Investment Bank
5.75%, 4/15/2018	100	113	1.63%, 3/15/2013	100	100
	$ 1,293		1.88%, 6/17/2013	200	201
Sovereign - 1.41%			2.75%, 3/23/2015	300	304
Brazilian Government International Bond			3.13%, 6/4/2014	170	176
7.13%, 1/20/2037	120	138	3.25%, 10/14/2011	400	407
8.25%, 1/20/2034	200	259	4.88%, 1/17/2017	100	110
10.00%, 8/7/2011	240	264	4.88%, 2/15/2036	100	102
11.00%, 1/11/2012	100	115	5.13%, 9/13/2016	100	112
12.25%, 3/6/2030	250	438	5.13%, 5/30/2017	100	112
Canada Government International Bond			Inter-American Development Bank
2.38%, 9/10/2014	1,000	1,016	1.63%, 7/15/2013(b)	200	201
Eksportfinans ASA			1.75%, 10/22/2012	160	161
3.00%, 11/17/2014	130	132	3.88%, 9/17/2019	300	309
Export Development Canada			3.88%, 2/14/2020	100	102
2.25%, 5/28/2015(b)	100	99	International Bank for Reconstruction &
2.38%, 3/19/2012	100	102	Development
2.63%, 11/15/2011	100	103	1.75%, 7/15/2013	300	301
Hungary Government International Bond			2.00%, 4/2/2012	150	153
4.75%, 2/3/2015	60	59	2.38%, 5/26/2015(b)	200	200
Israel Government International Bond			7.63%, 1/19/2023	50	68
5.13%, 3/26/2019	75	79	Nordic Investment Bank
Japan Bank for International Cooperation/Japan			5.00%, 2/1/2017	100	110
2.13%, 11/5/2012	300	305		$ 4,124
Japan Finance Organization for Municipalities			Telecommunications - 1.45%
5.00%, 5/16/2017	200	222	America Movil SA de CV
Malaysia Government International Bond			5.50%, 3/1/2014	110	120
7.50%, 7/15/2011	290	308	America Movil SAB de CV
Mexico Government International Bond			6.13%, 3/30/2040(a)	100	96
5.63%, 1/15/2017	150	161	American Tower Corp
6.63%, 3/3/2015	6	7	7.00%, 10/15/2017	125	138
8.30%, 8/15/2031	150	193	AT&T Corp
11.50%, 5/15/2026	300	501	7.30%, 11/15/2011(c)	1,000	1,086
Peruvian Government International Bond			8.00%, 11/15/2031(c)	130	160
6.55%, 3/14/2037	100	108	AT&T Inc
7.13%, 3/30/2019	50	58	5.60%, 5/15/2018	40	44
8.75%, 11/21/2033	40	53	6.15%, 9/15/2034	255	259
Poland Government International Bond			6.30%, 1/15/2038	60	62
6.38%, 7/15/2019	60	65	6.50%, 9/1/2037	60	64
Republic of Italy			6.55%, 2/15/2039	100	108
3.13%, 1/26/2015	140	136	British Telecommunications PLC
5.25%, 9/20/2016	120	127	5.95%, 1/15/2018	110	114
5.38%, 6/15/2033	50	47	Cellco Partnership / Verizon Wireless Capital LLC
6.88%, 9/27/2023	50	57	8.50%, 11/15/2018	80	100
Republic of Korea			CenturyTel Inc
7.13%, 4/16/2019	90	106	7.60%, 9/15/2039	100	94
South Africa Government International Bond			Cisco Systems Inc
5.88%, 5/30/2022	200	205	4.45%, 1/15/2020	400	411
6.88%, 5/27/2019	45	50	4.95%, 2/15/2019	130	139
See accompanying notes			9

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS - 0.64%	(000's)	Value (000's)
Telecommunications (continued)			California - 0.24%
Cisco Systems Inc (continued)			East Bay Municipal Utility District
5.90%, 2/15/2039	$ 100	$ 106	5.87%, 6/1/2040	$ 120	$ 127
Deutsche Telekom International Finance BV			Los Angeles Unified School District/CA
8.75%, 6/15/2030(c)	90	114	5.75%, 7/1/2034	245	236
Embarq Corp			5.76%, 7/1/2029	200	199
7.08%, 6/1/2016	100	108	6.76%, 7/1/2034	130	142
France Telecom SA			San Diego County Water Authority
8.50%, 3/1/2031(c)	50	67	6.14%, 5/1/2049	40	43
Motorola Inc			State of California
8.00%, 11/1/2011	50	53	5.65%, 4/1/2039(c)	100	106
New Cingular Wireless Services Inc			7.30%, 10/1/2039	100	104
8.75%, 3/1/2031	100	133			$ 957
Qwest Corp			Connecticut - 0.03%
8.38%, 5/1/2016	80	87	State of Connecticut
Rogers Communications Inc			5.85%, 3/15/2032	100	113
6.80%, 8/15/2018	120	139
7.50%, 3/15/2015	60	71	Georgia - 0.07%
Rogers Wireless Inc			State of Georgia
6.38%, 3/1/2014	65	73	4.50%, 11/1/2025	300	307
Telecom Italia Capital SA
5.25%, 11/15/2013	105	109	Illinois - 0.04%
6.20%, 7/18/2011	200	208	Chicago Transit Authority
6.38%, 11/15/2033	265	234	6.20%, 12/1/2040	40	43
7.00%, 6/4/2018	10	11	State of Illinois
Telefonica Emisiones SAU			5.10%, 6/1/2033	150	131
4.95%, 1/15/2015	120	124			$ 174
5.13%, 4/27/2020	500	482	Nevada - 0.04%
5.98%, 6/20/2011	90	94	County of Clark NV
7.05%, 6/20/2036	70	75	6.82%, 7/1/2045	100	117
Verizon Communications Inc			6.88%, 7/1/2042	45	47
6.25%, 4/1/2037	35	36			$ 164
6.35%, 4/1/2019	35	40	New Jersey - 0.01%
6.40%, 2/15/2038	50	53	New Jersey Transportation Trust Fund Authority
6.90%, 4/15/2038	40	45	6.56%, 12/15/2040	50	55
8.95%, 3/1/2039	115	158
Verizon Global Funding Corp			New York - 0.11%
7.75%, 12/1/2030	110	132	Metropolitan Transportation Authority
Vodafone Group PLC			6.55%, 11/15/2031	130	141
5.63%, 2/27/2017	190	206	6.65%, 11/15/2039	100	107
		$ 5,953	Port Authority of New York & New Jersey
Toys, Games & Hobbies - 0.03%			6.04%, 12/1/2029	200	220
Hasbro Inc					$ 468
6.35%, 3/15/2040	100	104	Texas - 0.10%
			North Texas Tollway Authority
Transportation - 0.19%			8.91%, 2/1/2030(b)	400	400
Burlington Northern Santa Fe LLC
4.70%, 10/1/2019	130	133	TOTAL MUNICIPAL BONDS		$ 2,638
5.65%, 5/1/2017	30	33		Principal
Canadian National Railway Co			U.S. GOVERNMENT & GOVERNMENT	Amount
5.55%, 3/1/2019	60	66	AGENCY OBLIGATIONS - 64.84%	(000's)	Value (000's)
CSX Corp			Federal Home Loan Mortgage Corporation
6.25%, 3/15/2018	175	197	(FHLMC) - 11.02%
Norfolk Southern Corp			4.00%, 12/1/2024(f)	$ 190	$ 195
7.05%, 5/1/2037	60	70	4.00%, 2/1/2025(f)	492	506
Union Pacific Corp			4.00%, 3/1/2025(f)	298	306
7.88%, 1/15/2019	80	100	4.00%, 5/1/2025(f),(g)	500	514
United Parcel Service Inc			4.00%, 6/1/2025(f),(g)	300	308
3.88%, 4/1/2014	90	95	4.00%, 9/1/2039(f)	224	222
6.20%, 1/15/2038	90	102	4.00%, 12/1/2039(f)	591	586
		$ 796	4.00%, 12/1/2039(f)	299	296
Water - 0.01%			4.00%, 1/1/2040(f)	450	446
American Water Capital Corp			4.00%, 6/1/2040(f),(g)	400	396
6.59%, 10/15/2037	20	22	4.50%, 1/1/2024(f)	670	703
			4.50%, 7/1/2024(f)	310	325
TOTAL BONDS		$ 134,678	4.50%, 9/1/2024(f)	471	494
			4.50%, 9/1/2024(f)	468	490
			4.50%, 9/1/2024(f)	394	413
			4.50%, 5/1/2025(f)	500	524

See accompanying notes			10

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
4.50%, 2/1/2030(f)	$ 495	$ 513	8.00%, 11/1/2030(f)	$ 1	$ 1
4.50%, 3/1/2039(f)	941	961			$ 45,495
4.50%, 2/1/2040(f)	983	1,007	Federal National Mortgage Association (FNMA)
4.50%, 2/1/2040(f)	982	1,003	- 17.68%
4.50%, 4/1/2040(f)	1,697	1,734	3.20%, 12/1/2039(c),(f)	667	684
4.50%, 5/1/2040(f)	500	511	3.45%, 1/1/2040(c),(f)	495	504
4.50%, 6/1/2040(f),(g)	2,800	2,856	3.72%, 2/1/2040(c),(f)	745	770
4.96%, 4/1/2038(c),(f)	203	215	4.00%, 9/1/2024(f)	244	251
4.97%, 6/1/2038(c),(f)	244	257	4.00%, 3/1/2025(f)	493	506
5.00%, 5/1/2018(f)	219	235	4.00%, 4/1/2025(f)	198	204
5.00%, 9/1/2022(f)	500	532	4.00%, 5/1/2025(f)	597	614
5.00%, 7/1/2023(f)	400	426	4.00%, 5/1/2025(f)	300	308
5.00%, 7/1/2024(f)	400	426	4.00%, 6/1/2025(f),(g)	300	308
5.00%, 9/1/2033(f)	1,000	1,056	4.00%, 6/1/2025(f)	400	411
5.00%, 5/1/2034(f)	743	785	4.00%, 3/1/2039(f)	689	685
5.00%, 8/1/2035(f)	451	474	4.00%, 8/1/2039(f)	721	716
5.00%, 9/1/2035(f)	773	813	4.00%, 8/1/2039(f)	99	99
5.00%, 12/1/2035(f)	1,046	1,100	4.00%, 11/1/2039(f)	498	495
5.00%, 4/1/2036(f)	152	160	4.00%, 12/1/2039(f)	400	397
5.00%, 7/1/2039(f)	864	908	4.00%, 2/1/2040(f)	824	818
5.00%, 10/1/2039(f)	796	835	4.00%, 2/1/2040(f)	26	26
5.00%, 1/1/2040(f)	1,379	1,447	4.00%, 6/1/2040(f),(g)	200	198
5.00%, 3/1/2040(f)	299	314	4.50%, 11/1/2024(f)	595	624
5.00%, 6/1/2040(f),(g)	1,500	1,570	4.50%, 12/1/2024(f)	415	436
5.50%, 2/1/2017(f)	300	324	4.50%, 12/1/2024(f)	670	702
5.50%, 1/1/2018(f)	91	98	4.50%, 2/1/2025(f)	293	307
5.50%, 1/1/2022(f)	280	301	4.50%, 2/1/2025(f)	504	528
5.50%, 1/1/2034(f)	522	559	4.50%, 4/1/2025(f)	99	104
5.50%, 1/1/2034(f)	2,114	2,266	4.50%, 4/1/2025(f)	30	32
5.50%, 10/1/2034(f)	500	535	4.50%, 7/1/2029(f)	123	127
5.50%, 2/1/2035(f)	34	37	4.50%, 2/1/2030(f)	493	510
5.50%, 11/1/2035(f)	444	474	4.50%, 4/1/2030(f)	162	168
5.50%, 5/1/2036(f)	800	857	4.50%, 4/1/2039(f)	978	1,003
5.50%, 5/1/2036(f)	211	225	4.50%, 6/1/2039(f)	1,179	1,205
5.50%, 7/1/2036(f)	864	926	4.50%, 12/1/2039(f)	980	1,002
5.50%, 5/1/2038(f)	19	20	4.50%, 1/1/2040(f)	1,130	1,155
5.50%, 7/1/2038(f)	293	312	4.50%, 4/1/2040(f)	1,796	1,835
5.50%, 10/1/2038(f)	355	379	4.50%, 5/1/2040(f)	500	511
5.50%, 11/1/2038(f)	574	612	4.50%, 6/1/2040(f),(g)	3,800	3,877
5.50%, 1/1/2040(f)	787	839	4.59%, 4/1/2038(c),(f)	236	248
5.50%, 6/1/2040(f)	800	852	5.00%, 4/1/2018(f)	14	14
5.61%, 6/1/2037(c),(f)	520	550	5.00%, 11/1/2018(f)	96	103
6.00%, 11/1/2022(f)	188	203	5.00%, 11/1/2021(f)	301	323
6.00%, 8/1/2034(f)	208	227	5.00%, 1/1/2023(f)	290	309
6.00%, 6/1/2036(f)	955	1,032	5.00%, 2/1/2023(f)	624	664
6.00%, 1/1/2038(f)	659	716	5.00%, 7/1/2023(f)	400	425
6.00%, 7/1/2038(f)	789	851	5.00%, 7/1/2024(f)	282	300
6.00%, 9/1/2038(f)	608	657	5.00%, 6/1/2025(f)	600	637
6.00%, 6/1/2040(f),(g)	2,300	2,479	5.00%, 3/1/2030(f)	595	628
6.50%, 12/1/2015(f)	4	4	5.00%, 5/1/2033(f)	382	402
6.50%, 3/1/2029(f)	39	43	5.00%, 5/1/2033(f)	602	634
6.50%, 5/1/2031(f)	18	20	5.00%, 7/1/2033(f)	2,792	2,941
6.50%, 10/1/2031(f)	7	7	5.00%, 8/1/2033(f)	196	207
6.50%, 2/1/2032(f)	6	6	5.00%, 11/1/2033(f)	987	1,040
6.50%, 5/1/2032(f)	3	3	5.00%, 2/1/2034(f)	186	196
6.50%, 5/1/2032(f)	16	17	5.00%, 3/1/2034(f)	250	263
6.50%, 8/1/2037(f)	184	200	5.00%, 7/1/2035(f)	16	17
6.50%, 12/1/2037(f)	77	84	5.00%, 7/1/2035(f)	932	979
6.50%, 9/1/2038(f)	801	874	5.00%, 10/1/2035(f)	463	487
6.50%, 10/1/2038(f)	119	129	5.00%, 12/1/2039(f)	497	520
6.50%, 1/1/2039(f)	489	533	5.00%, 1/1/2040(f)	978	1,025
7.00%, 12/1/2030(f)	3	3	5.00%, 2/1/2040(f)	935	985
7.00%, 5/1/2031(f)	300	331	5.00%, 6/1/2040(f),(g)	4,400	4,606
7.00%, 1/1/2032(f)	8	9	5.43%, 6/1/2037(c),(f)	587	624
7.50%, 12/1/2015(f)	6	7	5.50%, 1/1/2021(f)	138	149
7.50%, 10/1/2030(f)	17	19	5.50%, 5/1/2021(f)	242	260
7.50%, 12/1/2030(f)	1	1	5.50%, 7/1/2023(f)	35	38
7.50%, 4/1/2032(f)	10	11	5.50%, 12/1/2023(f)	269	289
See accompanying notes			11

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (continued)
5.50%, 6/1/2025(f),(g)	$ 300	$ 322	5.00%, 9/15/2039	$ 499	$ 528
5.50%, 6/1/2028(f)	395	424	5.00%, 9/15/2039	495	524
5.50%, 9/1/2028(f)	155	167	5.00%, 11/15/2039	494	522
5.50%, 12/1/2029(f)	494	530	5.00%, 2/15/2040	499	527
5.50%, 5/1/2034(f)	1,125	1,206	5.00%, 2/15/2040	497	525
5.50%, 11/1/2034(f)	961	1,029	5.00%, 6/1/2040(b),(g)	2,400	2,529
5.50%, 1/1/2035(f)	175	189	5.50%, 2/15/2035	485	524
5.50%, 4/1/2035(f)	58	62	5.50%, 3/15/2036	468	505
5.50%, 9/1/2035(f)	130	140	5.50%, 4/15/2036	473	510
5.50%, 10/1/2035(f)	75	81	5.50%, 12/15/2036	300	325
5.50%, 10/1/2035(f)	94	100	5.50%, 6/15/2038	498	535
5.50%, 1/1/2036(f)	191	204	5.50%, 1/15/2039	545	586
5.50%, 7/1/2036(f)	649	696	5.50%, 6/1/2040(b),(g)	1,700	1,823
5.50%, 8/1/2036(f)	891	953	6.00%, 7/15/2032	10	11
5.50%, 9/1/2036(f)	749	803	6.00%, 12/15/2032	24	26
5.50%, 9/1/2036(f)	1,765	1,892	6.00%, 9/15/2039	948	1,027
5.50%, 11/1/2036(f)	441	471	6.00%, 9/15/2039	948	1,027
5.50%, 1/1/2037(f)	867	927	6.00%, 6/1/2040(b),(g)	1,100	1,190
5.50%, 2/1/2037(f)	948	1,012	6.50%, 5/15/2023	5	6
5.50%, 7/1/2037(f)	275	293	6.50%, 10/20/2028	12	14
5.50%, 2/1/2038(f)	531	567	6.50%, 2/20/2032	6	7
5.50%, 4/1/2039(f)	289	309	6.50%, 5/20/2032	2	2
5.50%, 12/1/2039(f)	491	524	6.50%, 5/15/2037	569	621
5.50%, 12/1/2039(f)	982	1,048	6.50%, 6/1/2040(b),(g)	500	545
5.50%, 6/1/2040(f),(g)	1,900	2,027	7.00%, 7/15/2031	11	13
5.51%, 1/1/2036(c),(f)	448	475	8.00%, 8/20/2029	2	2
5.87%, 10/1/2047(c),(f)	383	407			$ 24,014
6.00%, 8/1/2012(f)	300	309	U.S. Treasury - 30.32%
6.00%, 1/1/2014(f)	187	193	0.75%, 11/30/2011	1,500	1,502
6.00%, 1/1/2016(f)	178	192	0.75%, 5/31/2012(b)	2,800	2,798
6.00%, 10/1/2016(f)	7	7	0.88%, 1/31/2012	1,250	1,254
6.00%, 7/1/2035(f)	2,655	2,875	0.88%, 2/29/2012	1,700	1,705
6.00%, 10/1/2035(f)	887	966	1.00%, 7/31/2011	1,500	1,509
6.00%, 6/1/2036(f)	610	660	1.00%, 8/31/2011	664	668
6.00%, 2/1/2037(f)	354	383	1.00%, 9/30/2011	1,240	1,247
6.00%, 3/1/2037(f)	532	576	1.00%, 10/31/2011	1,198	1,204
6.00%, 6/1/2037(f)	517	557	1.00%, 12/31/2011	1,205	1,211
6.00%, 7/1/2037(f)	259	280	1.00%, 3/31/2012	1,500	1,507
6.00%, 10/1/2037(f)	124	134	1.00%, 4/30/2012	2,000	2,009
6.00%, 11/1/2037(f)	27	29	1.13%, 6/30/2011	1,350	1,360
6.00%, 1/1/2038(f)	555	599	1.13%, 12/15/2011	1,000	1,007
6.00%, 5/1/2038(f)	515	555	1.13%, 1/15/2012	500	504
6.00%, 9/1/2038(f)	1,159	1,251	1.13%, 12/15/2012	1,153	1,154
6.00%, 6/1/2040(f),(g)	1,000	1,077	1.38%, 2/15/2012	1,000	1,012
6.50%, 12/1/2031(f)	10	11	1.38%, 3/15/2012	1,000	1,013
6.50%, 7/1/2037(f)	28	30	1.38%, 4/15/2012	1,000	1,013
6.50%, 7/1/2037(f)	37	40	1.38%, 5/15/2012	1,000	1,012
6.50%, 2/1/2038(f)	23	25	1.38%, 9/15/2012	1,000	1,011
6.50%, 3/1/2038(f)	1,787	1,947	1.38%, 10/15/2012	1,301	1,314
6.50%, 6/1/2040(f),(g)	1,800	1,958	1.38%, 11/15/2012	1,204	1,214
		$ 72,945	1.38%, 1/15/2013	1,500	1,509
Government National Mortgage Association			1.38%, 2/15/2013	1,000	1,005
(GNMA) - 5.82%			1.38%, 3/15/2013	1,000	1,005
4.00%, 6/15/2039	192	192	1.50%, 7/15/2012	750	761
4.50%, 6/15/2034	20	21	1.50%, 12/31/2013	550	548
4.50%, 5/15/2039	664	683	1.75%, 11/15/2011	500	508
4.50%, 2/15/2040	433	445	1.75%, 8/15/2012	2,000	2,040
4.50%, 2/15/2040	241	248	1.75%, 4/15/2013	2,000	2,030
4.50%, 2/15/2040	578	595	1.75%, 1/31/2014	900	904
4.50%, 2/15/2040	199	205	1.75%, 3/31/2014	500	501
4.50%, 2/15/2040	423	435	1.88%, 6/15/2012	1,000	1,023
4.50%, 3/15/2040	998	1,026	1.88%, 4/30/2014	1,000	1,006
4.50%, 6/1/2040(b),(g)	3,100	3,181	2.00%, 11/30/2013	400	406
5.00%, 6/15/2039	491	519	2.13%, 11/30/2014	2,000	2,016
5.00%, 6/15/2039	494	522	2.25%, 5/31/2014	500	509
5.00%, 7/15/2039	495	523	2.25%, 1/31/2015	2,650	2,678
5.00%, 7/15/2039	421	444	2.38%, 8/31/2014	1,000	1,021
5.00%, 8/15/2039	493	521	2.38%, 9/30/2014	1,700	1,733
See accompanying notes			12

Schedule of Investments
Bond Market Index Fund
May 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
U.S. Treasury (continued)			U.S. Treasury (continued)
2.38%, 10/31/2014	$ 1,200	$ 1,222	5.00%, 8/15/2011	$ 900	$ 949
2.38%, 2/28/2015	1,000	1,016	5.00%, 5/15/2037	1,000	1,135
2.38%, 3/31/2016	500	497	5.13%, 6/30/2011	1,113	1,169
2.50%, 3/31/2013	1,000	1,038	5.13%, 5/15/2016	900	1,034
2.50%, 3/31/2015	2,300	2,349	5.25%, 11/15/2028	250	290
2.50%, 4/30/2015	1,000	1,020	5.25%, 2/15/2029	200	232
2.63%, 6/30/2014	1,180	1,218	5.38%, 2/15/2031	780	921
2.63%, 7/31/2014	1,000	1,032	5.50%, 8/15/2028	85	101
2.63%, 12/31/2014	1,560	1,604	6.00%, 2/15/2026	155	193
2.63%, 2/29/2016	1,500	1,514	6.13%, 11/15/2027	150	190
2.63%, 4/30/2016	500	503	6.13%, 8/15/2029	185	237
2.75%, 2/28/2013	1,000	1,044	6.25%, 5/15/2030	675	879
2.75%, 10/31/2013	1,000	1,041	6.38%, 8/15/2027	350	455
2.75%, 11/30/2016	939	942	6.50%, 11/15/2026	500	656
3.00%, 8/31/2016	500	511	6.88%, 8/15/2025	225	302
3.00%, 9/30/2016	841	858	7.13%, 2/15/2023	500	671
3.00%, 2/28/2017	500	508	7.63%, 2/15/2025	400	569
3.13%, 8/31/2013	1,100	1,160	8.00%, 11/15/2021	750	1,061
3.13%, 9/30/2013	1,100	1,159	8.13%, 8/15/2019	400	556
3.13%, 10/31/2016	800	822			$ 125,144
3.13%, 1/31/2017	2,000	2,048	TOTAL U.S. GOVERNMENT &
3.13%, 5/15/2019	1,090	1,080	GOVERNMENT AGENCY OBLIGATIONS		$ 267,598
3.25%, 5/31/2016	500	520		Maturity
3.25%, 6/30/2016	1,000	1,039		Amount
3.25%, 7/31/2016	500	519	REPURCHASE AGREEMENTS - 10.24%	(000's)	Value (000's)
3.25%, 12/31/2016	704	727	Banks - 10.24%
3.25%, 3/31/2017	700	723	Investment in Joint Trading Account; Bank of	$ 10,568	$ 10,568
3.38%, 6/30/2013	800	851	America Repurchase Agreement; 0.19%
3.38%, 7/31/2013	500	531	dated 05/28/10 maturing 06/01/10
3.38%, 11/15/2019	700	704	(collateralized by Sovereign Agency Issues;
3.50%, 5/31/2013	900	960	$10,779,242; 0.00%; dated 08/06/10 -
3.50%, 2/15/2018	950	989	07/15/17)
3.50%, 2/15/2039	220	194	Investment in Joint Trading Account; Credit Suisse	10,568	10,568
3.63%, 8/15/2019	1,000	1,027	Repurchase Agreement; 0.20% dated
3.63%, 2/15/2020	1,000	1,026	05/28/10 maturing 06/01/10 (collateralized by
3.75%, 11/15/2018	1,000	1,047	Sovereign Agency Issues; $10,779,242;
3.88%, 5/15/2018	700	744	1.22% - 4.50%; dated 11/03/11 - 01/15/14)
4.00%, 2/15/2014	1,000	1,086	Investment in Joint Trading Account; Deutsche	10,568	10,568
4.00%, 2/15/2015	500	544	Bank Repurchase Agreement; 0.19% dated
4.00%, 8/15/2018	1,740	1,862	05/28/10 maturing 06/01/10 (collateralized by
4.13%, 5/15/2015	500	548	Sovereign Agency Issues; $10,779,242;
4.25%, 8/15/2013	1,000	1,091	2.40% - 4.75%; dated 08/24/12 - 11/19/12)
4.25%, 11/15/2013	500	547	Investment in Joint Trading Account; Morgan	10,568	10,568
4.25%, 8/15/2014	400	440	Stanley Repurchase Agreement; 0.18% dated
4.25%, 11/15/2014	1,100	1,211	05/28/10 maturing 06/01/10 (collateralized by
4.25%, 8/15/2015	500	551	Sovereign Agency Issues; $10,779,242;
4.25%, 11/15/2017	700	768	0.42% - 7.13%; dated 09/13/10 - 07/15/37)
4.25%, 5/15/2039	600	602			$ 42,272
4.38%, 2/15/2038	1,750	1,798	TOTAL REPURCHASE AGREEMENTS		$ 42,272
4.38%, 11/15/2039	800	820	Total Investments		$ 447,186
4.50%, 3/31/2012	1,100	1,177	Liabilities in Excess of Other Assets, Net -
4.50%, 4/30/2012	1,100	1,179	(8.36)%		$ (34,513)
4.50%, 11/15/2015	500	558	TOTAL NET ASSETS - 100.00%		$ 412,673
4.50%, 2/15/2016	1,000	1,114
4.50%, 5/15/2017	500	558
4.50%, 2/15/2036	600	631	(a)		Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 5/15/2038	350	367	1933. These securities may be resold in transactions exempt from
4.50%, 8/15/2039	565	591	registration, normally to qualified institutional buyers. Unless otherwise
4.63%, 8/31/2011	1,200	1,261	indicated, these securities are not considered illiquid. At the end of the
4.63%, 11/15/2016	1,000	1,120	period, the value of these securities totaled $2,008 or 0.49% of net assets.
4.63%, 2/15/2017	300	336	(b) Security purchased on a when-issued basis.
4.63%, 2/15/2040	650	694	(c)	Variable Rate. Rate shown is in effect at May 31, 2010.
4.75%, 5/15/2014	800	893	(d) Zero Coupon Bond
4.75%, 8/15/2017	1,150	1,302	(e) Non-Income Producing Security
4.75%, 2/15/2037	450	492	(f)		This entity was put into conservatorship by the US Government in 2008.
4.88%, 5/31/2011	1,050	1,096	See Notes to Financial Statements for additional information.
4.88%, 7/31/2011	1,200	1,261	(g)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.88%, 2/15/2012	750	804	Notes to Financial Statements.
4.88%, 8/15/2016	900	1,024
See accompanying notes			13

Schedule of Investments Bond Market Index Fund May 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 4,683
Unrealized Depreciation	(947)
Net Unrealized Appreciation (Depreciation)	$ 3,736
Cost for federal income tax purposes	$ 443,450
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Government	39 .68%
Mortgage Securities	37 .68%
Financial	18 .82%
Consumer, Non-cyclical	2 .43%
Communications	2 .41%
Energy	1 .59%
Utilities	1 .59%
Consumer, Cyclical	0 .86%
Industrial	0 .85%
Basic Materials	0 .85%
Technology	0 .68%
General Obligation	0 .33%
Revenue	0 .31%
Asset Backed Securities	0 .28%
Liabilities in Excess of Other Assets, Net	(8.36)%
TOTAL NET ASSETS	100.00%

See accompanying notes

14

Schedule of Investments
Diversified Real Asset Fund
May 31, 2010 (unaudited)

COMMON STOCKS - 43.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals - 0.08%			Oil & Gas (continued)
Potash Corp of Saskatchewan Inc	1,343 $	133	BG Group PLC	23,453 $	357
			Cabot Oil & Gas Corp	8,885	308
Coal - 0.19%			Cairn Energy PLC (a)	67,880	392
Alpha Natural Resources Inc (a)	8,575	329	Canadian Natural Resources Ltd	5,373	373
			Cobalt International Energy Inc (a)	10,952	77
Commercial Services - 0.09%			Concho Resources Inc/Midland TX (a)	8,162	425
Corrections Corp of America (a)	7,600	151	Denbury Resources Inc (a)	10,538	173
			EOG Resources Inc	3,823	401
Electric - 0.10%			EQT Corp	6,302	247
NRG Energy Inc (a)	7,232	169	Forest Oil Corp (a)	1,343	36
			Helmerich & Payne Inc	5,166	195
Electrical Components & Equipment - 0.04%			Murphy Oil Corp	4,443	237
Yingli Green Energy Holding Co Ltd ADR(a)	7,749	71	Newfield Exploration Co (a)	6,716	350
			Noble Corp (a)	9,299	270
Energy - Alternate Sources - 0.03%			Noble Energy Inc	5,682	338
Linc Energy Ltd (a)	57,755	56	Occidental Petroleum Corp	6,922	571
			OGX Petroleo e Gas Participacoes SA (a)	44,117	391
Iron & Steel - 0.28%			Oil Search Ltd	37,608	176
Cliffs Natural Resources Inc	7,232	404	OPTI Canada Inc (a)	12,192	22
MMX Mineracao e Metalicos SA (a)	13,948	85	Pacific Rubiales Energy Corp (a)	23,556	490
	$ 489		Petrohawk Energy Corp (a)	12,398	238
Lodging - 0.49%			Petroleo Brasileiro SA ADR	9,609	342
Marriott International Inc/DE	5,300	177	Range Resources Corp	7,026	316
Starwood Hotels & Resorts Worldwide Inc	14,400	666	Reliance Industries Ltd (b)	4,959	222
	$ 843		Rosetta Resources Inc (a)	5,786	127
Metal Fabrication & Hardware - 0.15%			SandRidge Energy Inc (a)	16,737	108
Tenaris SA ADR	6,819	253	Sasol Ltd ADR	9,195	331
			Southwestern Energy Co (a)	14,671	552
Mining - 4.69%			Suncor Energy Inc	6,716	205
African Rainbow Minerals Ltd	11,055	252	Talisman Energy Inc	16,944	288
Agnico-Eagle Mines Ltd	3,926	230	Ultra Petroleum Corp (a)	7,852	361
Alcoa Inc	8,162	95	UTS Energy Corp (a)	10,022	22
BHP Billiton Ltd ADR	4,133	268	Whiting Petroleum Corp (a)	3,306	277
Cameco Corp	9,195	224	Woodside Petroleum Ltd	5,889	215
Century Aluminum Co (a)	8,679	91	XTO Energy Inc	2,790	119
Cia de Minas Buenaventura SA ADR	12,811	461		$ 10,672
Eldorado Gold Corp (a)	30,375	517	Oil & Gas Services - 1.73%
European Goldfields Ltd (a)	30,789	184	Cameron International Corp (a)	11,675	423
First Quantum Minerals Ltd	5,858	310	Complete Production Services Inc (a)	8,679	113
First Uranium Corp (a)	15,300	18	Dresser-Rand Group Inc (a)	5,889	187
Freeport-McMoRan Copper & Gold Inc	7,232	507	Dril-Quip Inc (a)	8,472	413
Fronteer Gold Inc (a)	15,704	89	FMC Technologies Inc (a)	4,443	258
Gabriel Resources Ltd (a)	29,032	109	Halliburton Co	18,804	467
Goldcorp Inc	8,472	365	Integra Group Holdings (a)	26,139	62
Hecla Mining Co (a)	31,202	168	National Oilwell Varco Inc	8,782	335
Highland Gold Mining Ltd (a)	4,500	8	PAA Natural Gas Storage LP (a)	3,993	95
Impala Platinum Holdings Ltd ADR	10,125	253	Schlumberger Ltd	8,059	453
Kinross Gold Corp	17,771	306	Superior Energy Services Inc (a)	8,369	182
Lihir Gold Ltd ADR	8,766	293		$ 2,988
Nevsun Resources Ltd (a)	35,748	108	Pipelines - 9.35%
Newcrest Mining Ltd	10,243	276	Buckeye Partners LP	15,000	850
Newmont Mining Corp	6,612	356	Copano Energy LLC	18,300	449
Northern Dynasty Minerals Ltd (a)	11,158	82	DCP Midstream Partners LP	10,700	320
Pan American Silver Corp	11,468	286	Duncan Energy Partners LP	7,000	177
Quadra FNX Mining Ltd (a)	7,371	99	Enbridge Energy Partners LP	14,400	717
Randgold Resources Ltd ADR	3,719	325	Energy Transfer Equity LP	22,500	692
Rio Tinto PLC ADR	4,959	228	Energy Transfer Partners LP	22,250	981
Seabridge Gold Inc (a)	4,649	161	Enterprise Products Partners LP	39,100	1,314
SEMAFO Inc (a)	50,212	329	Holly Energy Partners LP	12,304	495
Silver Wheaton Corp (a)	12,915	244	Kinder Morgan Energy Partners LP	19,300	1,226
Southern Copper Corp	4,546	134	Kinder Morgan Management LLC (a)	6,005	333
Sterlite Industries India Ltd ADR	20,664	295	Magellan Midstream Partners LP	31,300	1,370
Vale SA ADR	14,155	385	MarkWest Energy Partners LP	11,700	342
Western Areas NL	12,192	41	Niska Gas Storage Partners LLC (a)	6,892	130
	$ 8,097		NuStar Energy LP	11,638	642
Oil & Gas - 6.19%			ONEOK Partners LP	16,900	1,012
Advantage Oil & Gas Ltd (a)	11,778	72	Plains All American Pipeline LP	21,800	1,255
Anadarko Petroleum Corp	6,544	342	Regency Energy Partners LP	23,530	541
Apache Corp	4,649	416	Sunoco Logistics Partners LP	13,100	862
Atlas Energy Inc (a)	3,719	115	Targa Resources Partners LP	21,000	476
Bankers Petroleum Ltd (a)	24,693	175	TC Pipelines LP	22,800	867
See accompanying notes			15

Schedule of Investments
Diversified Real Asset Fund
May 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Principal
Pipelines (continued)				Amount
Western Gas Partners LP	20,100 $	448	BONDS (continued)	(000's)	Value (000's)
Williams Partners LP	17,200	641	Finance - Mortgage Loan/Banker (continued)
	$ 16,140		Federal Farm Credit Bank
Real Estate - 0.57%			0.25%, 12/8/2011(c)	$ 2,000	$ 1,998
Brookfield Properties Corp	2,271	33	Federal Home Loan Banks
CB Richard Ellis Group Inc (a)	31,300	496	0.24%, 10/15/2010(c)	1,000	1,000
Jones Lang LaSalle Inc	6,100	455	0.27%, 10/29/2010	1,000	1,000
	$ 984		0.57%, 4/13/2011	2,000	2,000
REITS - 18.99%			0.61%, 5/16/2011	1,000	1,000
Acadia Realty Trust	15,500	277	Freddie Mac
Alexandria Real Estate Equities Inc	2,300	151	0.30%, 9/19/2011(c)	2,000	1,999
AMB Property Corp	29,600	768	0.33%, 10/21/2011(c)	1,000	999
American Campus Communities Inc	12,100	324			$ 11,995
Apartment Investment & Management Co	23,800	491	TOTAL BONDS		$ 11,995
Ashford Hospitality Trust Inc (a)	9,200	73		Principal
AvalonBay Communities Inc	16,000	1,569	COMMODITY INDEXED STRUCTURED	Amount
Boston Properties Inc	26,300	2,017	NOTES - 6.94%	(000's)	Value (000's)
Brandywine Realty Trust	37,200	431	Banks - 0.46%
CBL & Associates Properties Inc	39,100	559	Bank of America Corp; Dow Jones - UBS
Colonial Properties Trust	30,000	452	Commodity Index Linked Notes
Digital Realty Trust Inc	16,300	928	0.18%, 6/7/2011(c),(d)	1,000	796
Douglas Emmett Inc	33,100	512
DuPont Fabros Technology Inc	15,941	407	Sovereign - 6.48%
Education Realty Trust Inc	23,400	149	Svensk Exportkredit AB; Dow Jones - UBS
Entertainment Properties Trust	8,900	364	Commodity Index Linked Notes
Equity Lifestyle Properties Inc	10,555	547	0.01%, 4/26/2011(c),(d)	6,000	5,044
Equity Residential	35,480	1,601	0.01%, 4/26/2011(c),(d)	7,300	6,137
Essex Property Trust Inc	10,967	1,154			$ 11,181
Federal Realty Investment Trust	11,100	818	TOTAL COMMODITY INDEXED
FelCor Lodging Trust Inc (a)	5,900	40	STRUCTURED NOTES		$ 11,977
General Growth Properties Inc	23,500	329		Principal
HCP Inc	29,900	953	U.S. GOVERNMENT & GOVERNMENT	Amount
Health Care REIT Inc	22,000	948	AGENCY OBLIGATIONS - 34.37%	(000's)	Value (000's)
Hersha Hospitality Trust	50,606	244	Federal Home Loan Bank - 0.87%
Home Properties Inc	8,100	394	0.18%, 7/2/2010(e)	$ 1,500	$ 1,500
Hospitality Properties Trust	20,600	464
Host Hotels & Resorts Inc	104,032	1,484	Federal Home Loan Mortgage Corporation
Kimco Realty Corp	33,800	483	(FHLMC) - 3.19%
LaSalle Hotel Properties	29,900	673	0.16%, 7/9/2010(e),(f)	1,500	1,500
Macerich Co/The	4,900	203	0.17%, 6/1/2010(e),(f)	2,000	2,000
Mid-America Apartment Communities Inc	7,200	393	0.20%, 7/8/2010(e),(f)	2,000	2,000
Pennsylvania Real Estate Investment Trust	6,283	87			$ 5,500
ProLogis	36,500	415	U.S. Treasury - 0.62%
PS Business Parks Inc	4,300	232	3.63%, 2/15/2020	355	364
Public Storage Inc	22,700	2,104	4.63%, 2/15/2040	670	715
Ramco-Gershenson Properties Trust	16,598	180			$ 1,079
Simon Property Group Inc	49,700	4,226	U.S. Treasury Bill - 1.16%
SL Green Realty Corp	24,100	1,501	0.15%, 6/24/2010(e)	1,000	1,000
Strategic Hotels & Resorts Inc (a)	48,434	237
			0.17%, 6/17/2010(e)	1,000	1,000
Tanger Factory Outlet Centers	12,000	500			$ 2,000
Taubman Centers Inc	12,200	494
Ventas Inc	26,700	1,253	U.S. Treasury Inflation-Indexed Obligations -
Vornado Realty Trust	17,300	1,344	28.53%
			0.50%, 4/15/2015	919	924
	$ 32,773		0.63%, 4/15/2013	360	366
Retail - 0.50%			1.25%, 4/15/2014	416	432
Inergy LP	23,700	866	1.38%, 7/15/2018	1,817	1,854
			1.38%, 1/15/2020	1,973	1,985
Shipbuilding - 0.08%			1.63%, 1/15/2015	256	269
OSX Brasil SA (a)	500	135
			1.63%, 1/15/2018	779	809
			1.75%, 1/15/2028	2,493	2,483
Transportation - 0.09%			1.88%, 7/15/2013	4,266	4,489
LLX Logistica SA (a)	37,091	151
			1.88%, 7/15/2015	1,119	1,188
			1.88%, 7/15/2019	612	645
TOTAL COMMON STOCKS	$ 75,300		2.00%, 4/15/2012	1,072	1,109
	Principal		2.00%, 1/15/2014	942	998
	Amount		2.00%, 7/15/2014	2,246	2,395
BONDS - 6.95%	(000's) Value (000's)		2.00%, 1/15/2016	2,039	2,180
Finance - Mortgage Loan/Banker - 6.95%			2.00%, 1/15/2026	1,590	1,653
Fannie Mae			2.13%, 1/15/2019	912	981
0.30%, 9/19/2011(c)	$ 2,000 $	1,999
			2.13%, 2/15/2040	1,505	1,608

See accompanying notes			16

Schedule of Investments
Diversified Real Asset Fund
May 31, 2010 (unaudited)

			(d)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value of
	Principal		these securities totaled $11,977 or 6.94% of net assets.
U.S. GOVERNMENT & GOVERNMENT	Amount		(e) Rate shown is the discount rate.
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	(f)	This entity was put into conservatorship by the US Government in 2008.
U.S. Treasury Inflation-Indexed Obligations			See Notes to Financial Statements for additional information.
(continued)
2.38%, 4/15/2011	$ 4,967	$ 5,053
2.38%, 1/15/2017	815	889
2.38%, 1/15/2025	2,655	2,898	Unrealized Appreciation (Depreciation)
2.38%, 1/15/2027	1,597	1,740	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.50%, 7/15/2016	754	831	cost of investments held as of the period end were as follows:
2.50%, 1/15/2029	2,519	2,798
2.63%, 7/15/2017	1,239	1,380	Unrealized Appreciation	$ 2,140
3.00%, 7/15/2012	2,185	2,320	Unrealized Depreciation	(6,984)
3.38%, 1/15/2012	1,226	1,293	Net Unrealized Appreciation (Depreciation)	$ (4,844)
3.38%, 4/15/2032	184	235	Cost for federal income tax purposes	$ 171,841
3.63%, 4/15/2028	612	780	All dollar amounts are shown in thousands (000's)
3.88%, 4/15/2029	1,986	2,632
		$ 49,217	Portfolio Summary (unaudited)
TOTAL U.S. GOVERNMENT &			Sector	Percent
GOVERNMENT AGENCY OBLIGATIONS		$ 59,296	Government	47 .80%
	Maturity		Financial	20 .85%
	Amount		Energy	17 .49%
REPURCHASE AGREEMENTS - 0.83%	(000's)	Value (000's)	Basic Materials	5 .05%
Banks - 0.83%			Mortgage Securities	4 .06%
Investment in Joint Trading Account; Bank of	$ 356	$ 356	Consumer, Cyclical	0 .99%
America Repurchase Agreement; 0.19%			Industrial	0 .36%
dated 05/28/10 maturing 06/01/10			Utilities	0 .10%
(collateralized by Sovereign Agency Issues;			Consumer, Non-cyclical	0 .09%
$363,097; 0.00%; dated 08/06/10 - 07/15/17)			Options	0 .00%
Investment in Joint Trading Account; Credit Suisse	356	356	Other Assets in Excess of Liabilities, Net	3 .21%
Repurchase Agreement; 0.20% dated			TOTAL NET ASSETS	100.00%
05/28/10 maturing 06/01/10 (collateralized by
Sovereign Agency Issues; $363,097; 1.22% -			Other Assets Summary (unaudited)
4.50%; dated 11/03/11 - 01/15/14)			Asset Type	Percent
Investment in Joint Trading Account; Deutsche	356	356	Futures	0 .62%
Bank Repurchase Agreement; 0.19% dated
05/28/10 maturing 06/01/10 (collateralized by
Sovereign Agency Issues; $363,097; 2.40% -
4.75%; dated 08/24/12 - 11/19/12)
Investment in Joint Trading Account; Morgan	356	356
Stanley Repurchase Agreement; 0.18% dated
05/28/10 maturing 06/01/10 (collateralized by
Sovereign Agency Issues; $363,097; 0.42% -
7.13%; dated 09/13/10 - 07/15/37)
		$ 1,424
TOTAL REPURCHASE AGREEMENTS		$ 1,424
	Principal
	Amount
COMMERCIAL PAPER - 4.06%	(000's)	Value (000's)
Finance - Mortgage Loan/Banker - 4.06%
Fannie Mae Discount Notes
0.18%, 6/9/2010(e)	2,000	2,000
0.18%, 7/7/2010(e)	1,000	1,000
0.22%, 8/2/2010(e)	2,000	1,999
0.22%, 8/9/2010(e)	2,000	1,999
		$ 6,998
TOTAL COMMERCIAL PAPER		$ 6,998

TOTAL PURCHASED OPTIONS - 0.00%		$ 7
Total Investments		$ 166,997
Other Assets in Excess of Liabilities, Net -
3.21%		$ 5,540
TOTAL NET ASSETS - 100.00%		$ 172,537

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $222 or 0.13% of net assets.
(c)	Variable Rate. Rate shown is in effect at May 31, 2010.

See accompanying notes			17

$

Schedule of Investments
Diversified Real Asset Fund
May 31, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US Long Bond; September 2010	Long	1	$ 124	$ 123	$ (1)
US 10 Year Note; September 2010	Short	2	239	240	(1)
US 5 Year Note; September 2010	Short	6	702	700	2
					$ —
All dollar amounts are shown in thousands (000's)

Options

Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Cost	Value
Put - Eurodollar Future; July 2010	$98.50	07/19/2010	14	$ 3	$ 5
Put - Eurodollar Future; June 2010	$98.38	06/11/2010	33	1	2

All dollar amounts are shown in thousands (000's)

See accompanying notes

18

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

COMMON STOCKS - 97.97%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.13%			Automobile Parts & Equipment (continued)
Dentsu Inc	4,700 $	119	JTEKT Corp	5,500 $	57
Hakuhodo DY Holdings Inc	660	34	Koito Manufacturing Co Ltd	3,000	48
JC Decaux SA (a)	1,887	44	NGK Spark Plug Co Ltd	5,000	62
Publicis Groupe SA	3,649	150	NHK Spring Co Ltd	4,000	38
	$ 347		NOK Corp	3,000	48
Aerospace & Defense - 0.62%			Nokian Renkaat OYJ	3,060	71
BAE Systems PLC	100,263	465	Pirelli & C SpA	74,354	38
Cobham PLC	32,628	108	Stanley Electric Co Ltd	4,100	75
Elbit Systems Ltd	659	34	Sumitomo Electric Industries Ltd	21,400	253
European Aeronautic Defence and Space Co NV	11,595	227	Sumitomo Rubber Industries Ltd	4,900	44
Finmeccanica SpA	11,500	120	Toyoda Gosei Co Ltd	1,800	46
Rolls-Royce Group PLC (a)	52,687	446	Toyota Boshoku Corp	1,900	31
Safran SA	4,740	126	Toyota Industries Corp	5,100	130
Thales SA	2,545	85		$ 2,100
	$ 1,611		Banks - 14.89%
Agriculture - 1.23%			77 Bank Ltd/The	10,000	51
British American Tobacco PLC	56,738	1,666	Alpha Bank AE (a)	14,423	81
Golden Agri-Resources Ltd	190,000	68	Aozora Bank Ltd	14,000	18
Imperial Tobacco Group PLC	28,934	749	Australia & New Zealand Banking Group Ltd	71,981	1,362
Japan Tobacco Inc	128	402	Banca Carige SpA	16,072	31
Swedish Match AB	6,776	140	Banca Monte dei Paschi di Siena SpA (a)	63,038	69
Wilmar International Ltd	36,000	149	Banca Popolare di Milano Scarl	11,204	47
	$ 3,174		Banco Bilbao Vizcaya Argentaria SA	101,179	1,044
Airlines - 0.22%			Banco Comercial Portugues SA	80,042	62
Air France-KLM (a)	3,839	46	Banco de Sabadell SA	27,280	116
All Nippon Airways Co Ltd	24,000	71	Banco de Valencia SA	6,175	28
British Airways PLC (a)	16,391	47	Banco Espirito Santo SA	14,919	57
Cathay Pacific Airways Ltd	34,000	65	Banco Popolare SC	18,200	99
Deutsche Lufthansa AG (a)	6,506	86	Banco Popular Espanol SA	24,624	124
Iberia Lineas Aereas de Espana SA (a)	13,542	37	Banco Santander SA	233,893	2,353
Qantas Airways Ltd (a)	31,540	65	Bank Hapoalim BM (a)	28,162	107
Singapore Airlines Ltd	15,000	152	Bank Leumi Le-Israel BM (a)	33,498	138
	$ 569		Bank of Cyprus Public Co Ltd	16,149	75
Apparel - 0.38%			Bank of East Asia Ltd	43,000	153
Adidas AG	5,945	295	Bank of Kyoto Ltd/The	9,000	71
Asics Corp	4,000	35	Bank of Yokohama Ltd/The	35,000	167
Billabong International Ltd	5,748	49	Bankinter SA	8,072	46
Burberry Group PLC	12,347	122	Barclays PLC	325,023	1,418
Christian Dior SA	1,807	171	Bendigo and Adelaide Bank Ltd	9,953	71
Hermes International	1,500	194	BNP Paribas	26,945	1,527
Puma AG Rudolf Dassler Sport	150	42	BOC Hong Kong Holdings Ltd	105,000	234
Yue Yuen Industrial Holdings Ltd	21,000	64	Chiba Bank Ltd/The	22,000	133
	$ 972		Chugoku Bank Ltd/The	5,000	58
Automobile Manufacturers - 3.35%			Chuo Mitsui Trust Holdings Inc	28,000	98
			Commerzbank AG (a)	20,142	143
Bayerische Motoren Werke AG	9,409	431
Daihatsu Motor Co Ltd	5,000	45	Commonwealth Bank of Australia	43,599	1,910
Daimler AG (a)	25,631	1,259	Credit Agricole SA	26,366	283
Fiat SpA	21,726	231	Credit Suisse Group AG	31,980	1,234
			Danske Bank A/S (a)	12,907	259
Fuji Heavy Industries Ltd	17,000	96
Hino Motors Ltd	7,000	35	DBS Group Holdings Ltd	49,000	482
Honda Motor Co Ltd	46,900	1,425	Deutsche Bank AG	17,643	1,045
			Deutsche Postbank AG (a)	2,487	75
Isuzu Motors Ltd	34,000	105	Dexia SA (a)	15,025	63
Mazda Motor Corp	43,000	110
Mitsubishi Motors Corp (a)	110,000	140	DnB NOR ASA	27,771	276
			EFG Eurobank Ergasias SA (a)	9,183	46
Nissan Motor Co Ltd	70,700	509
Peugeot SA (a)	4,323	102	Erste Group Bank AG	5,370	189
Renault SA (a)	5,462	194	Fukuoka Financial Group Inc	22,000	91
Scania AB	9,093	133	Gunma Bank Ltd/The	11,000	56
Suzuki Motor Corp	9,300	185	Hachijuni Bank Ltd/The	12,000	64
Toyota Motor Corp	78,400	2,839	Hang Seng Bank Ltd	21,700	290
Volkswagen AG	4,835	415	Hiroshima Bank Ltd/The	14,000	55
Volkswagen AG	838	71	Hokuhoku Financial Group Inc	36,000	65
Volvo AB - B Shares (a)	30,920	319	HSBC Holdings PLC	495,097	4,463
	$ 8,644		Intesa Sanpaolo SpA	218,865	570
			Intesa Sanpaolo SpA-RSP	26,498	54
Automobile Parts & Equipment - 0.82%			Israel Discount Bank Ltd (a)	15,326	27
Aisin Seiki Co Ltd	5,400	150	Iyo Bank Ltd/The	7,000	61
Bridgestone Corp	18,500	298	Joyo Bank Ltd/The	19,000	73
Cie Generale des Etablissements Michelin	4,190	276	Julius Baer Group Ltd	5,872	170
Continental AG (a)	1,421	66
			KBC Groep NV (a)	4,575	177
Denso Corp	13,800	369	Lloyds Banking Group PLC (a)	1,140,894	923
See accompanying notes			19

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Building Materials (continued)
Mediobanca SpA (a)	13,458 $	101	James Hardie Industries SE (a)	12,347 $	76
Mitsubishi UFJ Financial Group Inc	361,800	1,752	JS Group Corp	7,100	136
Mizrahi Tefahot Bank Ltd (a)	3,480	28	Lafarge SA	5,698	325
Mizuho Financial Group Inc	392,300	706	Nippon Sheet Glass Co Ltd	18,000	47
Mizuho Trust & Banking Co Ltd	43,000	37	Panasonic Electric Works Co Ltd	11,000	113
National Australia Bank Ltd	60,229	1,255	Rinnai Corp	1,000	49
National Bank of Greece SA (a)	17,250	209	Sika AG	58	90
Natixis (a)	24,792	108	Taiheiyo Cement Corp	24,000	32
Nishi-Nippon City Bank Ltd/The	19,000	52	TOTO Ltd	8,000	50
Nordea Bank AB	91,783	748		$ 3,374
Oversea-Chinese Banking Corp Ltd	69,000	411	Chemicals - 3.22%
Piraeus Bank SA (a)	9,556	49	Air Liquide SA	8,011	771
Pohjola Bank PLC	3,925	39	Air Water Inc	4,000	44
Raiffeisen International Bank Holding AS	1,538	65	Akzo Nobel NV	6,583	333
Resona Holdings Inc	17,300	217	Asahi Kasei Corp	36,000	185
Royal Bank of Scotland Group PLC (a)	480,514	320	BASF SE	26,100	1,369
Sapporo Hokuyo Holdings Inc	9,100	33	Bayer AG	23,499	1,312
Senshu Ikeda Holdings Inc	18,300	26	Daicel Chemical Industries Ltd	8,000	55
Seven Bank Ltd	17	29	Denki Kagaku Kogyo KK	14,000	64
Shinsei Bank Ltd	26,000	26	Givaudan SA	217	169
Shizuoka Bank Ltd/The	17,000	138	Hitachi Chemical Co Ltd	3,000	58
Skandinaviska Enskilda Banken AB	40,082	205	Incitec Pivot Ltd	46,174	116
Societe Generale	17,869	765	Israel Chemicals Ltd	12,593	139
Standard Chartered PLC	57,553	1,354	JSR Corp	5,100	92
Sumitomo Mitsui Financial Group Inc	38,200	1,135	K+S AG	4,079	184
Sumitomo Trust & Banking Co Ltd/The	40,000	213	Kaneka Corp	8,000	49
Suncorp-Metway Ltd	36,114	247	Kansai Paint Co Ltd	6,000	48
Suruga Bank Ltd	6,000	54	Koninklijke DSM NV	4,382	173
Svenska Handelsbanken AB	13,906	336	Linde AG	4,795	491
Swedbank AB (a)	20,033	177	Lonza Group AG	1,290	84
UBS AG (a)	103,415	1,370	Makhteshim-Agan Industries Ltd	6,796	24
UniCredit SpA	438,144	909	Mitsubishi Chemical Holdings Corp	34,000	159
Unione di Banche Italiane SCPA	17,254	154	Mitsubishi Gas Chemical Co Inc	11,000	60
United Overseas Bank Ltd	35,000	454	Mitsui Chemicals Inc	25,000	76
Westpac Banking Corp	84,579	1,660	Nissan Chemical Industries Ltd	4,000	47
Wing Hang Bank Ltd	5,000	43	Nitto Denko Corp	4,700	167
Yamaguchi Financial Group Inc	6,000	57	Shin-Etsu Chemical Co Ltd	11,700	590
	$ 38,464		Showa Denko KK	40,000	79
Beverages - 1.93%			Solvay SA	1,685	146
Anheuser-Busch InBev NV	20,515	977	Sumitomo Chemical Co Ltd	45,000	185
Asahi Breweries Ltd	11,000	183	Syngenta AG	2,688	593
Carlsberg A/S	3,040	229	Taiyo Nippon Sanso Corp	7,000	55
Coca Cola Hellenic Bottling Co SA	5,194	113	Tokuyama Corp	9,000	46
Coca-Cola Amatil Ltd	15,948	146	Tosoh Corp	15,000	40
Coca-Cola West Co Ltd	1,600	25	Ube Industries Ltd/Japan	27,000	66
Diageo PLC	71,167	1,086	Wacker Chemie AG	445	55
Foster's Group Ltd	54,855	255	Yara International ASA	5,386	159
Heineken Holding NV	3,133	115		$ 8,283
Heineken NV	6,962	297	Coal - 0.01%
Ito En Ltd	1,600	23	MacArthur Coal Ltd	3,614	35
Kirin Holdings Co Ltd	24,000	321
Pernod-Ricard SA	5,624	418	Commercial Services - 1.23%
SABMiller PLC	26,956	757	Abertis Infraestructuras SA	8,400	120
Sapporo Holdings Ltd	7,000	30	Abertis Infraestructuras SA - Rights (a)	7,947	6
	$ 4,975		Adecco SA	3,496	168
Biotechnology - 0.22%			Aggreko PLC	7,393	134
CSL Ltd	15,820	419	Atlantia SpA	6,498	120
Novozymes A/S	1,310	139	Benesse Holdings Inc	2,000	90
	$ 558		Brambles Ltd	40,137	221
Building Materials - 1.31%			Brisa Auto-Estradas de Portugal SA	5,115	30
Asahi Glass Co Ltd	29,000	304	Bunzl PLC	9,333	96
Boral Ltd	16,917	80	Bureau Veritas SA	1,389	72
Cie de St-Gobain	10,932	415	Capita Group PLC/The	17,702	198
Cimpor Cimentos de Portugal SGPS SA	5,729	30	Dai Nippon Printing Co Ltd	16,000	193
CRH PLC	19,839	438	Experian PLC	29,157	259
Daikin Industries Ltd	6,700	224	G4S PLC	40,082	151
Fletcher Building Ltd	17,224	94	Intoll Group	64,270	56
Geberit AG	1,105	167	Kamigumi Co Ltd	7,000	53
HeidelbergCement AG	3,996	210	Randstad Holding NV (a)	3,132	130
Holcim Ltd	6,971	439	Secom Co Ltd	6,000	258
Imerys SA	1,071	55	Securitas AB	8,898	79
See accompanying notes			20

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electric (continued)
Serco Group PLC	13,953 $	123	Chubu Electric Power Co Inc	18,800 $	433
SGS SA	156	196	Chugoku Electric Power Co Inc/The	8,400	158
Sodexo	2,679	150	CLP Holdings Ltd	54,500	383
Toppan Printing Co Ltd	16,000	133	Contact Energy Ltd (a)	8,634	34
Transurban Group	36,179	133	E.ON AG	51,175	1,549
	$ 3,169		EDF SA	7,355	322
Computers - 0.49%			EDP - Energias de Portugal SA	49,680	153
Atos Origin SA (a)	1,288	56	Electric Power Development Co Ltd	3,300	98
Cap Gemini SA	4,156	188	Enel SpA	187,047	854
Computershare Ltd	12,632	115	Fortum OYJ	12,622	283
Fujitsu Ltd	53,000	337	GDF Suez	35,337	1,093
Indra Sistemas SA	2,565	45	Hokkaido Electric Power Co Inc	5,200	105
Itochu Techno-Solutions Corp	800	29	Hokuriku Electric Power Co	5,000	101
Logitech International SA (a)	5,173	73	Hongkong Electric Holdings Ltd	39,500	233
NTT Data Corp	36	132	Iberdrola SA	111,939	742
Obic Co Ltd	200	38	International Power PLC	43,264	180
Otsuka Corp	400	26	Kansai Electric Power Co Inc/The	21,500	492
TDK Corp	3,500	203	Kyushu Electric Power Co Inc	10,800	220
	$ 1,242		National Grid PLC	98,382	710
Consumer Products - 0.42%			National Grid PLC - Rights (a)	27,780	55
Henkel AG & Co KGaA	3,691	147	Public Power Corp SA	3,296	51
Husqvarna AB	11,619	72	Red Electrica Corporacion SA	3,075	121
Reckitt Benckiser Group PLC	17,400	810	RWE AG	1,108	75
Societe BIC SA	757	53	RWE AG	11,899	857
	$ 1,082		Scottish & Southern Energy PLC	26,231	397
Cosmetics & Personal Care - 0.55%			Shikoku Electric Power Co Inc	5,100	134
Beiersdorf AG	2,864	155	SP AusNet	38,435	28
Kao Corp	15,300	326	Terna Rete Elettrica Nazionale SpA	36,958	138
L'Oreal SA	6,808	628	Tohoku Electric Power Co Inc	12,100	239
Shiseido Co Ltd	9,900	189	Tokyo Electric Power Co Inc/The	34,600	857
Unicharm Corp	1,200	118		$ 11,286
	$ 1,416		Electrical Components & Equipment - 1.10%
Distribution & Wholesale - 1.27%			Brother Industries Ltd	6,700	73
Canon Marketing Japan Inc	1,700	25	Casio Computer Co Ltd	6,700	45
Hitachi High-Technologies Corp	2,000	38	Furukawa Electric Co Ltd	18,000	76
ITOCHU Corp	42,800	352	Gamesa Corp Tecnologica SA	5,531	53
Jardine Cycle & Carriage Ltd	3,000	59	GS Yuasa Corp	11,000	74
Li & Fung Ltd	64,000	283	Hitachi Ltd	128,000	517
Marubeni Corp	47,000	263	Legrand SA	3,738	109
Mitsubishi Corp	38,600	869	Mabuchi Motor Co Ltd	700	35
Mitsui & Co Ltd	49,400	708	Mitsubishi Electric Corp	55,000	447
Sojitz Corp	35,600	59	Nidec Corp	3,100	282
Sumitomo Corp	32,000	347	Prysmian SpA	5,150	78
			Sanyo Electric Co Ltd (a)	52,000	76
Toyota Tsusho Corp	6,000	83
Wolseley PLC (a)	8,066	190	Schneider Electric SA	6,720	662
	$ 3,276		Ushio Inc	3,000	47
			Vestas Wind Systems A/S (a)	5,789	274
Diversified Financial Services - 1.20%
Acom Co Ltd	1,130	15		$ 2,848
Aeon Credit Service Co Ltd	2,200	21	Electronics - 1.45%
ASX Ltd	4,896	128	Advantest Corp	4,500	100
Credit Saison Co Ltd	4,200	48	Hirose Electric Co Ltd	900	85
Criteria Caixacorp SA	23,890	101	Hoya Corp	12,400	294
Daiwa Securities Group Inc	47,000	211	Ibiden Co Ltd	3,600	108
Deutsche Boerse AG	5,541	341	Keyence Corp	1,200	264
GAM Holding Ltd	5,872	62	Koninklijke Philips Electronics NV	27,632	819
Hong Kong Exchanges and Clearing Ltd	29,100	449	Kyocera Corp	4,600	400
ICAP PLC	15,823	88	Minebea Co Ltd	10,000	56
Investec PLC	12,049	85	Mitsumi Electric Co Ltd	2,200	39
London Stock Exchange Group PLC	4,237	39	Murata Manufacturing Co Ltd	5,800	282
Macquarie Group Ltd	9,515	351	NEC Corp	74,000	205
Mitsubishi UFJ Lease & Finance Co Ltd	1,650	62	NGK Insulators Ltd	7,000	126
Mizuho Securities Co Ltd	16,000	39	Nippon Electric Glass Co Ltd	10,000	129
Nomura Holdings Inc	100,400	619	Nissha Printing Co Ltd	800	24
ORIX Corp	2,980	227	Omron Corp	5,800	120
Schroders PLC	3,175	61	Toshiba Corp	114,000	585
Singapore Exchange Ltd	24,000	126	Yaskawa Electric Corp	6,000	47
	$ 3,073		Yokogawa Electric Corp	6,100	43
Electric - 4.38%				$ 3,726
A2A SpA	31,159	46	Energy - Alternate Sources - 0.07%
			EDP Renovaveis SA (a)	6,197	35
AGL Energy Ltd	12,755	145
			Iberdrola Renovables SA	24,007	73
See accompanying notes			21

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Energy - Alternate Sources (continued)			Food (continued)
Ormat Industries	1,687 $	12	Parmalat SpA	49,084 $	117
Verbund AG	2,146	69	Suedzucker AG	1,883	34
	$ 189		Tesco PLC	226,906	1,345
Engineering & Contruction - 1.41%			Toyo Suisan Kaisha Ltd	3,000	66
ABB Ltd (a)	62,718	1,067	Unilever NV	46,290	1,256
Acciona SA	722	57	Unilever PLC	36,471	979
ACS Actividades de Construccion y Servicios SA	4,024	148	WM Morrison Supermarkets PLC	60,268	229
Aeroports de Paris	844	57	Woolworths Ltd	35,236	786
Aker Solutions ASA	4,672	66	Yakult Honsha Co Ltd	2,700	66
Auckland International Airport Ltd	25,909	33	Yamazaki Baking Co Ltd	3,000	37
Balfour Beatty PLC	19,474	71		$ 13,471
Bouygues SA	6,544	274	Food Service - 0.16%
Chiyoda Corp	4,000	31	Compass Group PLC	53,101	409
Eiffage SA	1,151	50
Ferrovial SA	12,506	82	Forest Products & Paper - 0.28%
Fomento de Construcciones y Contratas SA	1,085	26	Holmen AB	1,501	34
Fraport AG Frankfurt Airport Services Worldwide	1,044	48	Nippon Paper Group Inc	2,800	79
Hochtief AG	1,293	83	OJI Paper Co Ltd	24,000	113
JGC Corp	6,000	94	Stora Enso OYJ	16,532	122
Kajima Corp	24,000	56	Svenska Cellulosa AB	16,254	187
Kinden Corp	4,000	34	UPM-Kymmene OYJ	14,776	188
Koninklijke Boskalis Westminster NV	1,962	73		$ 723
Leighton Holdings Ltd	3,824	105	Gas - 0.67%
Obayashi Corp	18,000	70	Centrica PLC	145,858	576
SembCorp Industries Ltd	28,000	80	Enagas	5,088	83
Shimizu Corp	17,000	58	Gas Natural SDG SA	6,548	95
Singapore Technologies Engineering Ltd	47,000	104	Hong Kong & China Gas Co Ltd	122,700	269
Skanska AB	11,338	166	Osaka Gas Co Ltd	55,000	186
Taisei Corp	29,000	55	Snam Rete Gas SpA	40,587	163
Vinci SA	12,371	552	Toho Gas Co Ltd	12,000	59
WorleyParsons Ltd	5,436	114	Tokyo Gas Co Ltd	73,000	319
	$ 3,654			$ 1,750
Entertainment - 0.20%			Hand & Machine Tools - 0.34%
Aristocrat Leisure Ltd	11,368	38	Fuji Electric Holdings Co Ltd	16,000	44
OPAP SA	6,345	96	Makita Corp	3,200	88
Oriental Land Co Ltd/Japan	1,400	106	Sandvik AB	28,654	335
Sankyo Co Ltd	1,500	65	Schindler Holding AG	1,381	108
TABCORP Holdings Ltd	17,270	97	Schindler Holding AG	612	47
Tatts Group Ltd	36,249	73	SMC Corp/Japan	1,500	192
Toho Co Ltd/Tokyo	3,000	47	THK Co Ltd	3,400	69
	$ 522			$ 883
Environmental Control - 0.03%			Healthcare - Products - 0.73%
Kurita Water Industries Ltd	3,200	83	Cie Generale d'Optique Essilor International SA	5,818	329
			Cochlear Ltd	1,607	99
Food - 5.20%			Coloplast A/S	647	66
Ajinomoto Co Inc	19,000	160	Fresenius SE	802	51
Aryzta AG	2,307	75	Getinge AB	5,687	112
Associated British Foods PLC	10,123	139	Luxottica Group SpA	3,301	78
Carrefour SA	17,026	698	Nobel Biocare Holding AG	3,518	67
Casino Guichard Perrachon SA	1,568	120	QIAGEN NV (a)	6,568	136
Colruyt SA	429	97	Shimadzu Corp	7,000	50
Danone	16,547	844	Smith & Nephew PLC	25,224	227
Delhaize Group SA	2,866	228	Sonova Holding AG	1,303	140
Goodman Fielder Ltd	39,226	45	Straumann Holding AG	222	47
J Sainsbury PLC	34,234	159	Synthes Inc	1,687	178
Jeronimo Martins SGPS SA	6,259	57	Sysmex Corp	900	51
Kerry Group PLC	3,983	109	Terumo Corp	4,800	224
Kesko OYJ	1,894	61	William Demant Holding AS (a)	670	46
Kikkoman Corp	4,000	41		$ 1,901
Koninklijke Ahold NV	33,869	425	Healthcare - Services - 0.15%
Lindt & Spruengli AG	3	71	BioMerieux	336	34
Lindt & Spruengli AG	25	54	Fresenius Medical Care AG & Co KGaA	5,534	275
MEIJI Holdings Co Ltd	2,000	72	Sonic Healthcare Ltd	10,486	89
Metcash Ltd	21,756	72		$ 398
Metro AG	3,684	193	Holding Companies - Diversified - 0.86%
Nestle SA	98,534	4,447	Cie Nationale a Portefeuille	781	34
Nippon Meat Packers Inc	5,000	61	Exor SpA	1,822	29
Nisshin Seifun Group Inc	5,500	61	GEA Group AG	4,701	93
Nissin Foods Holdings Co Ltd	1,800	59	Groupe Bruxelles Lambert SA	2,293	164
Olam International Ltd	34,000	57	Hutchison Whampoa Ltd	61,000	380
Orkla ASA	21,929	151
See accompanying notes			22

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Investment Companies (continued)
Keppel Corp Ltd	36,000 $	224	Investor AB	12,943 $	208
LVMH Moet Hennessy Louis Vuitton SA	6,968	728	Israel Corp Ltd/The (a)	66	46
Noble Group Ltd	84,000	105	Kinnevik Investment AB	6,168	96
NWS Holdings Ltd	24,000	42	Man Group PLC	48,640	163
Swire Pacific Ltd	22,000	238	Pargesa Holding SA	768	51
Wharf Holdings Ltd	39,000	191	Ratos AB	2,887	72
	$ 2,228		Resolution Ltd	68,553	61
Home Builders - 0.14%				$ 828
Daiwa House Industry Co Ltd	14,000	134	Iron & Steel - 1.25%
Sekisui Chemical Co Ltd	12,000	74	Acerinox SA	2,834	44
Sekisui House Ltd	16,000	144	ArcelorMittal	24,396	736
	$ 352		BlueScope Steel Ltd	51,812	100
Home Furnishings - 0.79%			Daido Steel Co Ltd	8,000	32
Electrolux AB	6,817	151	Fortescue Metals Group Ltd (a)	35,282	123
Matsushita Electric Industrial Co Ltd	55,800	711	Hitachi Metals Ltd	5,000	49
Sharp Corp/Japan	28,000	305	JFE Holdings Inc	13,100	431
Sony Corp	28,500	878	Kobe Steel Ltd	71,000	143
	$ 2,045		Nippon Steel Corp	145,000	501
Insurance - 4.45%			Nisshin Steel Co Ltd	20,000	36
Admiral Group PLC	5,679	105	OneSteel Ltd	37,748	102
Aegon NV (a)	44,399	250	Outokumpu OYJ	3,624	58
Ageas	63,485	161	Rautaruukki OYJ	2,392	38
Allianz SE	12,898	1,283	Salzgitter AG	1,195	76
AMP Ltd	58,215	277	SSAB AB - A Shares	5,131	76
Assicurazioni Generali SpA	33,181	600	SSAB AB - B Shares	2,363	31
Aviva PLC	78,617	361	Sumitomo Metal Industries Ltd	96,000	239
AXA Asia Pacific Holdings Ltd	29,370	145	ThyssenKrupp AG	9,503	256
AXA SA	48,804	794	Tokyo Steel Manufacturing Co Ltd	2,900	32
Baloise-Holding AG	1,421	100	Voestalpine AG	3,122	86
CNP Assurances	1,055	74	Yamato Kogyo Co Ltd	1,200	32
Dai-ichi Life Insurance Co Ltd/The	227	370		$ 3,221
Hannover Rueckversicherung AG	1,713	73	Leisure Products & Services - 0.25%
ING Groep NV (a)	108,852	850	Carnival PLC	4,759	179
Insurance Australia Group Ltd	59,078	182	Sega Sammy Holdings Inc	5,600	71
Legal & General Group PLC	166,592	189	Shimano Inc	1,900	76
Mapfre SA	20,763	57	Thomas Cook Group PLC	24,390	73
Mediolanum SpA	6,235	25	TUI AG (a)	3,931	35
MS&AD Insurance Group Holdings	15,300	373	Tui Travel PLC	15,885	54
Muenchener Rueckversicherungs AG	5,609	710	Yamaha Corp	4,500	46
NKSJ Holdings Inc	40,000	245	Yamaha Motor Co Ltd	7,300	106
Old Mutual PLC	154,208	252		$ 640
Prudential PLC	71,958	561	Lodging - 0.35%
QBE Insurance Group Ltd	29,132	481	Accor SA	4,164	196
RSA Insurance Group PLC	97,270	164	City Developments Ltd	16,000	117
Sampo OYJ	11,939	251	Crown Ltd	12,848	83
SCOR SE	4,710	91	Genting Singapore PLC (a)	172,000	125
Sony Financial Holdings Inc	25	84	Intercontinental Hotels Group PLC	7,361	116
Standard Life PLC	63,551	166	Sands China Ltd (a)	57,200	83
Swiss Life Holding AG (a)	866	92	Shangri-La Asia Ltd	36,000	63
Swiss Reinsurance Co Ltd	10,007	405	Sky City Entertainment Group Ltd	16,343	33
T&D Holdings Inc	7,750	180	Wynn Macau Ltd (a)	44,400	71
Tokio Marine Holdings Inc	20,600	570		$ 887
TrygVesta AS	727	39	Machinery - Construction & Mining - 0.38%
Vienna Insurance Group	1,091	45	Atlas Copco AB - A Shares	19,082	269
Zurich Financial Services	4,190	851	Atlas Copco AB - B Shares	11,089	142
	$ 11,456		Hitachi Construction Machinery Co Ltd	2,800	57
Internet - 0.24%			Komatsu Ltd	27,000	503
Dena Co Ltd	2,400	72		$ 971
Iliad SA	462	39	Machinery - Diversified - 0.94%
Matsui Securities Co Ltd	3,400	23	Alstom SA	5,842	276
Rakuten Inc	205	143	Amada Co Ltd	10,000	73
SBI Holdings Inc/Japan	477	81	Fanuc Ltd	5,400	567
Trend Micro Inc	2,800	82	IHI Corp	38,000	65
United Internet AG	3,410	43	Japan Steel Works Ltd/The	9,000	84
Yahoo! Japan Corp	413	144	Kawasaki Heavy Industries Ltd	40,000	114
	$ 627		Kone OYJ	4,383	171
Investment Companies - 0.32%			Kubota Corp	33,000	270
Cheung Kong Infrastructure Holdings Ltd	13,000	47	MAN SE	3,004	255
Delek Group Ltd	113	23	Metso OYJ	3,632	113
Discount Investment Corp	727	14	Mitsubishi Heavy Industries Ltd	86,000	313
Eurazeo	784	47	Sumitomo Heavy Industries Ltd	15,000	84
See accompanying notes			23

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Diversified (continued)			Miscellaneous Manufacturing (continued)
Zardoya Otis SA	3,783 $	49	Konica Minolta Holdings Inc	13,500 $	147
	$ 2,434		Nikon Corp	9,100	174
Media - 1.22%			Olympus Corp	6,200	159
British Sky Broadcasting Group PLC	32,376	268	Siemens AG	23,381	2,085
Fairfax Media Ltd	60,151	76	Smiths Group PLC	11,087	165
Fuji Media Holdings Inc	13	19	Tomkins PLC	25,077	88
Gestevision Telecinco SA	2,803	28	Wartsila OYJ	2,242	95
ITV PLC (a)	104,989	84		$ 3,575
Jupiter Telecommunications Co Ltd	69	66	Office & Business Equipment - 0.66%
Lagardere SCA	3,354	106	Canon Inc	32,200	1,316
Mediaset SpA	20,140	125	Neopost SA	887	64
Metropole Television SA	1,832	37	Ricoh Co Ltd	19,000	270
Modern Times Group AB	1,431	74	Seiko Epson Corp	3,700	51
PagesJaunes Groupe SA	3,593	41		$ 1,701
Pearson PLC	23,054	315	Oil & Gas - 7.01%
Reed Elsevier NV	19,537	203	Arrow Energy Ltd (a)	16,649	68
Reed Elsevier PLC	34,478	239	BG Group PLC	95,920	1,460
Sanoma OYJ	2,287	40	BP PLC	533,356	3,802
Singapore Press Holdings Ltd	43,000	114	Cairn Energy PLC (a)	39,713	230
Societe Television Francaise 1	3,335	47	Caltex Australia Ltd	3,836	36
Television Broadcasts Ltd	8,000	35	Cosmo Oil Co Ltd	17,000	48
Vivendi SA	34,920	751	ENI SpA	73,982	1,386
Wolters Kluwer NV	8,320	153	Galp Energia SGPS SA	6,574	98
WPP PLC	35,638	334	Idemitsu Kosan Co Ltd	600	44
	$ 3,155		Inpex Corp	23	143
Metal Fabrication & Hardware - 0.50%			Japan Petroleum Exploration Co	800	36
Assa Abloy AB	8,868	177	JX Holdings Inc (a)	63,830	343
Johnson Matthey PLC	6,100	135	Neste Oil OYJ	3,643	56
Maruichi Steel Tube Ltd	1,300	23	OMV AG	4,262	140
NSK Ltd	13,000	93	Origin Energy Ltd	24,961	313
NTN Corp	14,000	59	Repsol YPF SA	20,816	425
Sims Metal Management Ltd	4,626	79	Royal Dutch Shell PLC - A Shares	100,755	2,643
SKF AB	11,073	192	Royal Dutch Shell PLC - B Shares	76,605	1,928
Tenaris SA	13,419	250	Santos Ltd	23,649	247
Vallourec SA	1,546	283	Seadrill Ltd	7,939	161
	$ 1,291		Showa Shell Sekiyu KK	5,400	38
Mining - 4.70%			Statoil ASA	31,713	629
Alumina Ltd	69,342	98	TonenGeneral Sekiyu KK	8,000	68
Anglo American PLC (a)	37,410	1,428	Total SA	60,060	2,783
Antofagasta PLC	11,206	142	Tullow Oil PLC	25,141	404
BHP Billiton Ltd	95,368	3,094	Woodside Petroleum Ltd	15,461	565
BHP Billiton PLC	62,715	1,715		$ 18,094
Boliden AB	7,772	92	Oil & Gas Services - 0.35%
Dowa Holdings Co Ltd	7,000	36	Amec PLC	9,431	108
Energy Resources of Australia Ltd	1,897	23	Cie Generale de Geophysique-Veritas (a)	4,080	92
Eramet	150	41	Fugro NV	1,903	98
Eurasian Natural Resources Corp PLC	7,319	105	Petrofac Ltd	7,366	119
Fresnillo PLC	5,095	66	Saipem SpA	7,524	232
Kazakhmys PLC	6,084	103	SBM Offshore NV	4,672	74
Lonmin PLC (a)	4,390	106	Technip SA	2,796	181
Mitsubishi Materials Corp	32,000	85		$ 904
Mitsui Mining & Smelting Co Ltd	16,000	46	Packaging & Containers - 0.14%
Mongolia Energy Co Ltd (a)	87,000	31	Amcor Ltd/Australia	34,699	180
Newcrest Mining Ltd	13,736	371	Rexam PLC	24,916	113
Norsk Hydro ASA	19,382	116	Toyo Seikan Kaisha Ltd	4,300	66
Orica Ltd	10,261	218		$ 359
OZ Minerals Ltd (a)	88,697	81	Pharmaceuticals - 6.79%
Paladin Energy Ltd (a)	19,360	63	Actelion Ltd (a)	2,898	105
Randgold Resources Ltd	2,559	222	Alfresa Holdings Corp	1,100	51
Rio Tinto Ltd	12,383	706	Astellas Pharma Inc	12,800	404
Rio Tinto PLC	41,164	1,889	AstraZeneca PLC	41,271	1,735
Sumitomo Metal Mining Co Ltd	15,000	209	Celesio AG	2,175	54
Umicore	3,239	97	Chugai Pharmaceutical Co Ltd	6,400	111
Vedanta Resources PLC	3,465	115	Daiichi Sankyo Co Ltd	19,100	331
Xstrata PLC	58,461	849	Dainippon Sumitomo Pharma Co Ltd	4,500	35
	$ 12,147		Eisai Co Ltd	7,200	235
Miscellaneous Manufacturing - 1.39%			Elan Corp PLC (a)	14,123	80
Alfa Laval AB	9,594	121	GlaxoSmithKline PLC	147,523	2,453
CSR Ltd	43,049	61	Grifols SA	3,935	44
FUJIFILM Holdings Corp	13,200	389	Hisamitsu Pharmaceutical Co Inc	1,900	69
Invensys PLC	22,934	91	Ipsen	836	35
See accompanying notes			24

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			REITS (continued)
Kyowa Hakko Kirin Co Ltd	7,000 $	67	Klepierre	2,585 $	69
Medipal Holdings Corp	4,200	48	Land Securities Group PLC	21,561	186
Merck KGAA	1,836	133	Link REIT/The	62,500	149
Mitsubishi Tanabe Pharma Corp	6,000	77	Mirvac Group	84,889	92
Novartis AG	59,961	2,704	Nippon Building Fund Inc	15	121
Novo Nordisk A/S	12,379	948	Nomura Real Estate Office Fund Inc	8	42
Ono Pharmaceutical Co Ltd	2,400	94	Segro PLC	20,867	86
Orion OYJ	2,561	45	Stockland	67,717	220
Roche Holding AG	19,964	2,734	Unibail-Rodamco SE	2,593	395
Sanofi-Aventis SA	29,973	1,794	Westfield Group	62,300	670
Santen Pharmaceutical Co Ltd	2,100	68		$ 3,320
Shionogi & Co Ltd	8,500	150	Retail - 2.27%
Shire PLC	15,962	325	ABC-Mart Inc	700	24
Suzuken Co Ltd	1,900	67	Aeon Co Ltd	17,100	176
Taisho Pharmaceutical Co	4,000	74	Autogrill SpA (a)	3,253	36
Takeda Pharmaceutical Co Ltd	21,300	875	Cie Financiere Richemont SA	14,833	482
Teva Pharmaceutical Industries Ltd	26,387	1,448	Citizen Holdings Co Ltd	7,000	42
Tsumura & Co	1,700	46	Esprit Holdings Ltd	32,700	185
UCB SA	2,866	94	FamilyMart Co Ltd	1,800	58
	$ 17,533		Fast Retailing Co Ltd	1,500	211
Publicly Traded Investment Fund - 0.32%			Harvey Norman Holdings Ltd	15,094	44
iShares MSCI EAFE Index Fund	17,310	836	Hennes & Mauritz AB	14,527	814
			Home Retail Group PLC	24,934	90
Real Estate - 1.50%			Inditex SA	6,199	343
Aeon Mall Co Ltd	2,300	47	Isetan Mitsukoshi Holdings Ltd	10,700	109
CapitaLand Ltd	72,000	184	J Front Retailing Co Ltd	14,000	72
CapitaMalls Asia Ltd	39,000	59	Kingfisher PLC	67,109	216
Cheung Kong Holdings Ltd	39,000	441	Lawson Inc	1,700	72
Daito Trust Construction Co Ltd	2,200	111	Lifestyle International Holdings Ltd	16,500	31
Fraser and Neave Ltd	28,000	98	Marks & Spencer Group PLC	44,954	228
Hang Lung Group Ltd	23,000	109	Marui Group Co Ltd	6,300	44
Hang Lung Properties Ltd	59,000	206	McDonald's Holdings Co Japan Ltd	1,900	42
Henderson Land Development Co Ltd	31,000	185	Next PLC	5,361	160
Henderson Land Development Co Ltd - Warrants	3,400	—	Nitori Co Ltd	1,050	83
(a),(b),(c)			PPR	2,158	254
Hopewell Holdings Ltd	16,000	43	Seven & I Holdings Co Ltd	21,900	503
Hysan Development Co Ltd	18,000	47	Shimamura Co Ltd	600	54
IMMOFINANZ AG (a)	28,187	85	Swatch Group AG/The	1,234	59
Keppel Land Ltd	20,000	50	Swatch Group AG/The	876	228
Kerry Properties Ltd	20,500	84	Takashimaya Co Ltd	8,000	70
Lend Lease Group	15,268	99	UNY Co Ltd	5,400	41
Mitsubishi Estate Co Ltd	34,000	522	USS Co Ltd	650	42
Mitsui Fudosan Co Ltd	24,000	363	Wesfarmers Ltd	4,317	105
New World Development Ltd	72,000	116	Wesfarmers Ltd	28,563	695
Nomura Real Estate Holdings Inc	2,700	37	Whitbread PLC	4,999	99
NTT Urban Development Corp	33	27	Yamada Denki Co Ltd	2,330	162
Sino Land Co Ltd	48,000	80		$ 5,874
Sumitomo Realty & Development Co Ltd	10,000	178	Semiconductors - 0.58%
Sun Hung Kai Properties Ltd	40,000	530	ARM Holdings PLC	37,274	132
Tokyo Tatemono Co Ltd	11,000	40	ASM Pacific Technology Ltd	5,600	44
Tokyu Land Corp	13,000	47	ASML Holding NV	12,256	344
UOL Group Ltd	13,000	36	Elpida Memory Inc (a)	5,000	89
Wheelock & Co Ltd	26,000	68	Infineon Technologies AG (a)	30,881	171
	$ 3,892		Renewable Energy Corp ASA (a)	14,168	34
REITS - 1.28%			Rohm Co Ltd	2,800	178
Ascendas Real Estate Investment Trust	43,000	58	Shinko Electric Industries Co Ltd	1,900	27
British Land Co PLC	24,670	160	STMicroelectronics NV	18,108	143
Capital Shopping Centres Group	13,253	62	Sumco Corp	3,300	59
CapitaMall Trust	63,000	83	Tokyo Electron Ltd	4,900	286
CFS Retail Property Trust	49,942	81		$ 1,507
Corio NV	1,657	79	Shipbuilding - 0.07%
Dexus Property Group	135,435	88	Cosco Corp Singapore Ltd	29,000	28
Fonciere Des Regions	690	62	Mitsui Engineering & Shipbuilding Co Ltd	20,000	45
Gecina SA	534	43	SembCorp Marine Ltd	24,000	69
Goodman Group	176,343	92	Yangzijiang Shipbuilding Holdings Ltd	42,000	38
GPT Group	50,091	113		$ 180
Hammerson PLC	19,971	103	Software - 0.62%
ICADE	660	53	Autonomy Corp PLC (a)	6,154	155
Japan Prime Realty Investment Corp	19	43	Dassault Systemes SA	1,675	96
Japan Real Estate Investment Corp	14	115	Konami Corp	2,700	45
Japan Retail Fund Investment Corp	46	55	Nomura Research Institute Ltd	2,900	66
See accompanying notes			25

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Transportation (continued)
Oracle Corp Japan	1,100 $	51	Hankyu Hanshin Holdings Inc	33,000 $	145
Sage Group PLC	37,341	128	Kawasaki Kisen Kaisha Ltd	19,000	77
SAP AG	24,388	1,032	Keihin Electric Express Railway Co Ltd	13,000	108
Square Enix Holdings Co Ltd	1,800	33	Keio Corp	16,000	98
	$ 1,606		Keisei Electric Railway Co Ltd	8,000	43
Storage & Warehousing - 0.01%			Kintetsu Corp	46,000	135
Mitsubishi Logistics Corp	3,000	34	Koninklijke Vopak NV	1,998	76
			Kuehne + Nagel International AG	1,534	143
Telecommunications - 6.30%			Mitsui OSK Lines Ltd	33,000	233
Alcatel-Lucent/France (a)	65,870	167	MTR Corp	40,500	140
Belgacom SA	4,322	133	Neptune Orient Lines Ltd/Singapore (a)	26,000	35
Bezeq Israeli Telecommunication Corp Ltd	49,144	110	Nippon Express Co Ltd	24,000	105
BT Group PLC	220,299	403	Nippon Yusen KK	43,000	154
Cable & Wireless Worldwide PLC (a)	73,741	85	Odakyu Electric Railway Co Ltd	18,000	144
Cellcom Israel Ltd	1,405	38	Orient Overseas International Ltd (a)	6,000	41
Deutsche Telekom AG	80,557	901	TNT NV	10,542	264
Elisa OYJ (a)	3,781	64	Tobu Railway Co Ltd	23,000	118
Eutelsat Communications	2,815	91	Tokyu Corp	32,000	127
Foxconn International Holdings Ltd (a)	61,000	45	Toll Holdings Ltd	18,880	99
France Telecom SA	52,684	996	West Japan Railway Co	48	169
Hellenic Telecommunications Organization SA	6,964	58	Yamato Holdings Co Ltd	11,300	152
Inmarsat PLC	12,406	135			$ 4,741
KDDI Corp	83	379	Venture Capital - 0.05%
Koninklijke KPN NV	46,286	597	3i Group PLC	27,574	113
Millicom International Cellular SA	2,161	173	Jafco Co Ltd	900	24
Mobistar SA	767	39			$ 137
NICE Systems Ltd (a)	1,756	52	Water - 0.25%
Nippon Telegraph & Telephone Corp	14,800	607	Severn Trent PLC	6,723	116
Nokia OYJ	106,418	1,069	Suez Environnement Co	7,654	132
NTT DoCoMo Inc	437	653	United Utilities Group PLC	19,367	150
Partner Communications Co Ltd	2,415	43	Veolia Environnement	9,818	251
PCCW Ltd	106,000	28			$ 649
Portugal Telecom SGPS SA	16,559	168	TOTAL COMMON STOCKS		$ 252,984
SES SA	8,516	176	PREFERRED STOCKS - 0.21%	Shares Held Value (000's)
Singapore Telecommunications Ltd	226,000	463	Automobile Manufacturers - 0.06%
Softbank Corp	23,100	556	Bayerische Motoren Werke AG	1,483	49
StarHub Ltd	17,000	26	Porsche Automobil Holding SE	2,486	107
Swisscom AG	662	211			$ 156
Tele2 AB	8,850	129	Consumer Products - 0.09%
Telecom Corp of New Zealand Ltd	53,832	68	Henkel AG & Co KGaA	5,063	235
Telecom Italia SpA	266,166	316
Telecom Italia SpA - RNC	171,241	159	Healthcare - Products - 0.06%
Telefonaktiebolaget LM Ericsson	85,579	860	Fresenius SE	2,290	144
Telefonica SA	116,723	2,216
Telekom Austria AG	9,441	119	TOTAL PREFERRED STOCKS		$ 535
Telenor ASA	23,556	288
TeliaSonera AB	63,801	383		Maturity
Telstra Corp Ltd	123,756	309		Amount
Vodafone Group PLC	1,495,217	2,962	REPURCHASE AGREEMENTS - 0.62%	(000's)	Value (000's)
	$ 16,275		Banks - 0.62%
			Investment in Joint Trading Account; Bank of	$ 402	$ 402
Textiles - 0.16%			America Repurchase Agreement; 0.19%
Kuraray Co Ltd	10,000	122	dated 05/28/10 maturing 06/01/10
Nisshinbo Holdings Inc	4,000	37	(collateralized by Sovereign Agency Issues;
Teijin Ltd	27,000	75	$409,754; 0.00%; dated 08/06/10 - 07/15/17)
Toray Industries Inc	36,000	182	Investment in Joint Trading Account; Credit Suisse	402	402
	$ 416		Repurchase Agreement; 0.20% dated
Toys, Games & Hobbies - 0.33%			05/28/10 maturing 06/01/10 (collateralized by
Namco Bandai Holdings Inc	5,300	48	Sovereign Agency Issues; $409,754; 1.22% -
Nintendo Co Ltd	2,800	814	4.50%; dated 11/03/11 - 01/15/14)
	$ 862		Investment in Joint Trading Account; Deutsche	402	401
Transportation - 1.84%			Bank Repurchase Agreement; 0.19% dated
AP Moller - Maersk A/S - A shares	16	115	05/28/10 maturing 06/01/10 (collateralized by
AP Moller - Maersk A/S - B shares	37	274	Sovereign Agency Issues; $409,754; 2.40% -
Asciano Group (a)	83,149	111
			4.75%; dated 08/24/12 - 11/19/12)
Central Japan Railway Co	43	341
ComfortDelgro Corp Ltd	53,000	55
Deutsche Post AG	24,049	357
DSV A/S	5,943	88
East Japan Railway Co	9,700	616
Firstgroup PLC	13,671	74
Groupe Eurotunnel SA	13,556	104
See accompanying notes			26

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

	Maturity		Other Assets Summary (unaudited)
	Amount		Asset Type	Percent
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)	Futures	0 .79%
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 402	$ 402
Stanley Repurchase Agreement; 0.18% dated
05/28/10 maturing 06/01/10 (collateralized by
Sovereign Agency Issues; $409,754; 0.42% -
7.13%; dated 09/13/10 - 07/15/37)
$ 1,607
TOTAL REPURCHASE AGREEMENTS		$ 1,607
Total Investments		$ 255,126
Other Assets in Excess of Liabilities, Net -
1.20%		$ 3,108
TOTAL NET ASSETS - 100.00%		$ 258,234

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 2,005
Unrealized Depreciation		(26,736)
Net Unrealized Appreciation (Depreciation)		$ (24,731)
Cost for federal income tax purposes		$ 279,857
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country		Percent
Japan		22 .98%
United Kingdom		18 .26%
France		9 .16%
Australia		8 .16%
Switzerland		7 .81%
Germany		7 .56%
Netherlands		4 .51%
Spain		3 .38%
Sweden		2 .68%
Italy		2 .67%
Hong Kong		2 .37%
Singapore		1 .53%
Finland		1 .09%
United States		1 .01%
Denmark		0 .96%
Belgium		0 .93%
Israel		0 .86%
Norway		0 .66%
Luxembourg		0 .53%
Ireland		0 .46%
Austria		0 .31%
Greece		0 .26%
Portugal		0 .24%
New Zealand		0 .10%
Jersey, Channel Islands		0 .09%
Macao		0 .06%
Bermuda		0 .06%
Mexico		0 .03%
Cyprus		0 .03%
China		0 .03%
Guernsey		0 .02%
Other Assets in Excess of Liabilities, Net		1 .20%
TOTAL NET ASSETS		100.00%

See accompanying notes

27

Schedule of Investments
International Equity Index Fund
May 31, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2010	Long	30 $	2,378	$ 2,028	$ (350)
					$ (350)
All dollar amounts are shown in thousands (000's)

See accompanying notes

28

Security Valuation. Bond Market Index Fund, Diversified Real Asset Fund, and International Equity Index Fund value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of May 31, 2010, there were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Fund
Bonds	$ —	$ 134,479	$ 199	$ 134,678
Municipal Bonds	—	2,638	—	2,638
Repurchase Agreements	—	42,272	—	42,272
U.S. Government & Government Agency Obligations	—	267,598	—	267,598
Total investments in securities $	—	$ 446,987	$ 199	$ 447,186

Diversified Real Asset Fund
Bonds	—	11,995	—	11,995
Commercial Paper	—	6,998	—	6,998
Commodity Indexed Structured Notes	—	—	11,977	11,977
Common Stocks
Basic Materials	6,159	2,560	—	8,719
Consumer, Cyclical	1,709	—	—	1,709
Consumer, Non-cyclical	151	—	—	151
Energy	27,595	2,590	—	30,185
Financial	33,757	—	—	33,757
Industrial	324	286	—	610
Utilities	169	—	—	169
Options	7	—	—	7
Repurchase Agreements	—	1,424	—	1,424
U.S. Government & Government Agency Obligations	—	59,296	—	59,296
Total investments in securities $	69,871	$ 85,149	$ 11,977	$ 166,997
Assets
Interest Rate Contracts**
Futures	$ 2	$ —	$ —	$ 2

Liabilities
Interest Rate Contracts**
Futures	$ (2)	$ —	$ —	$ (2)

International Equity Index Fund
Common Stocks
Basic Materials	—	24,374	—	24,374
Communications	—	20,404	—	20,404
Consumer, Cyclical	—	27,548	—	27,548
Consumer, Non-cyclical	6	47,599	—	47,605
Diversified	—	2,282	—	2,282
Energy	—	19,222	—	19,222
Exchange Traded Funds	836	—	—	836
Financial	—	61,170	—	61,170
Industrial	—	29,802	—	29,802
Technology	—	6,056	—	6,056
Utilities	55	13,630	—	13,685
Preferred Stocks
Consumer, Cyclical	—	156	—	156
Consumer, Non-cyclical	—	379	—	379
Repurchase Agreements	—	1,607	—	1,607
Total investments in securities $	897	$ 254,229	$ —	$ 255,126
Liabilities
Equity Contracts**
Futures	$ (350)	$ —	$ —	$ (350)

**Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

					Change in	Net
			Accrued	Realized	Unrealized	Purchases/	Transfers into	Transfers Out of	Value May 31,
Fund		Value December 30, 2009	Discounts/Premiums	Gain/(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	2010
Bond Market Index Fund
Bonds		$ -	$ -	$ -	$ (1)	$ 200	$ -	$ -	$ 199
	Total	$ -	$ -	$ -	$ (1)	$ 200	$ -	$ -	$ 199

					Change in	Net
			Accrued	Realized	Unrealized	Purchases/	Transfers into	Transfers Out of	Value May 31,
Fund		Value March 16, 2010	Discounts/Premiums	Gain/(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	2010
Diversified Real Asset Fund
Bonds		$ -	$ -	$ -	$ (2,323)	$ 14,300	$ -	$ -	$ 11,977
	Total	$ -	$ -	$ -	$ (2,323)	$ 14,300	$ -	$ -	$ 11,977

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

The Fund’s schedules of investments as of May 31, 2010 have not been audited. This report is provided for the general information of the Funds’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora Everett Nora M. Everett, President and CEO

Date 07/26/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora Everett Nora M. Everett, President and CEO

Date 07/26/2010

By /s/ Layne Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 07/26/2010